"[Translation]







               SECURITIES REGISTRATION STATEMENT

                        (for NAV Sale)




























               PUTNAM HIGH YIELD ADVANTAGE FUND















































               SECURITIES REGISTRATION STATEMENT

To:  Minister of Finance

                                                       Filing
                              Date:     October 15, 1997


Name of the Registrant Trust:      PUTNAM HIGH YIELD ADVANTAGE
                              FUND

Name and Official Title of Trustees:         George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       Ronald
                              J. Jackson

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John A.
                              Hill
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:   Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]

(Seal)








Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377

                            - ii -



           Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM HIGH YIELD
Offering or Sale of Foreign             ADVANTAGE FUND
Investment Fund Securities:

Type and Aggregate Amount of       Up to        250 million Class
M
                              Shares
Foreign Investment Fund Securities           Up to the total
                              amount aggregating the
to be Publicly Offered or Sold:         amounts calculated by
                              multiplying the respective net
                              asset value per Class M Share by
                              the respective number of Class M
                              Shares in respect of        250
                              million Class M Shares
                                                       (The
                                     maximum amount expected to
be
                              sold is          2.47 billion U.S.
                              dollars (Yen       295 billion).

Note 1:   U.S.$ amount is translated into Japanese Yen at the
     rate of U.S.$l.00=Yen       119.45 the mean of the exchange
     rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on August 29, 1997.

Note 2:   The maximum amount expected to be sold is an amount
     calculated by multiplying the net asset value per Class M
     Share as of the end of August, 1997 (U.S.$       9.88) by
250
     million Class M Shares for convenience.



      Places where a copy of this Securities Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of sheets of this Securities Registration
                   Statement in Japanese is
             108 including front and back pages.)




                        C O N T E N T S


                                                Japanese  This
                                                OriginalEnglish
                                                      Translation

PART I.   INFORMATION CONCERNING SECURITIES         1      1


PART II.  INFORMATION CONCERNING ISSUER             3      5

 I.       DESCRIPTION OF THE FUND                   3      5

     1.   GENERAL INFORMATION                       3      5

     2.   INVESTMENT POLICY                               7
10

     3.   MANAGEMENT STRUCTURE                     14     20

     4.   INFORMATION CONCERNING THE EXERCISE
          OF RIGHTS BY SHAREHOLDERS, ETC.          20     30

     5.   STATUS OF INVESTMENT PORTFOLIO           23     34

II.       OUTLINE OF THE TRUST                     26     38

III. OUTLINE OF THE OTHER RELATED COMPANIES        62     69

IV.  FINANCIAL CONDITION OF THE FUND               64     71

 V.  SUMMARY OF INFORMATION CONCERNING
     FOREIGN TRUST SECURITIES                      78     74

VI.  MISCELLANEOUS                                178     74


PART III. SPECIAL INFORMATION                     180     75

 I.  OUTLINE OF THE SYSTEM OF INVESTMENT
     TRUSTS IN MASSACHUSETTS                      180     75

II.  FINANCIAL CONDITIONS OF THE INVESTMENT
     MANAGEMENT COMPANY                           186     82

III. FORM OF FOREIGN INVESTMENT FUND SECURITIES   211     82


PART I.                       INFORMATION CONCERNING
                              SECURITIES

1.                            NAME OF FUND:            PUTNAM
                              HIGH YIELD ADVANTAGE FUND

(hereinafter referred to as the
                              "Fund")

2.                            NATURE OF FOREIGN        Three
                              classes of shares (Class A
                              shares,
                              INVESTMENT FUND SECU-    Class B
                              shares and Class M Shares)
                              RITIES CERTIFICATES:
                              Registered share       s without
par
                              value.  In Japan, Class M Shares
                              (hereinafter referred to as the
                              "Shares") are for public
                              offering.  No rating has been
                              acquired.

3.                            NUMBER OF SHARES TO      Up to
                                     250 million Shares
                              BE OFFERED FOR SALE
                              (IN JAPAN)

4.                            TOTAL AMOUNT OF          Up to
                              the total amount aggregating
                              OFFERING PRICE:
                              the amounts calculated by
                              multiplying the respective net
                              asset value per Share by the
                              respective number of Shares in
                              respect of        250 million
Shares
                                                       (The
                              maximum amount expected to be
                              sold is        2.47 billion U.S.
                              dollars (Yen       295 billion).

    Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of the end of
          August, 1997 ($     9.88) by the number of Shares to
          be offered (       250 million).

    Note 2:   Dollar amount is translated for convenience at
          the rate of $1.00=Yen        119.45 (the mean of the
          exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen as of August 29,
          1997).  The same applies hereinafter.

    Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

5.                            ISSUE PRICE:             The Net
                              Asset Value per Share next
                              calculated on a Fund Business
                              Day after the application for
                              purchase is received by the
                              Fund.
    Note:       "Business Day" means a day on which the New York
          Stock Exchange is open for business.

6.                            SALES CHARGE:            Sales
                              charge (in Japan) is 3.25% of
                              the Subscription Amount

7.                            MINIMUM AMOUNT OR        The
                              minimum amount for purchase of
                              NUMBER OF SHARES         Shares
                              is 100 shares and in integral
                              FOR SUBSCRIPTION:
                              multiples of 10 shares.

8.                            PERIOD OF SUBSCRIPTION:  From:
                                     November 4, 1997 (Tuesday)
                                                       To:
                                     April 30, 1998 (Thursday)

Provided that the subscription
                              is handled only on a Fund
                              Business Day and a business day
                              when securities companies are
                              open for business in Japan.

9.                            DEPOSIT FOR SUBSCRIPTION:
                              None.

10.                           PLACE OF SUBSCRIPTION:   KOKUSAI
                              Securities Co., Ltd.
                              (hereinafter referred to as
                              "KOKUSAI")
                                                       Tokyo-
                              Sumitomo Twin Bldg. East
                                                       27-1,
                              Shinkawa 2-chome, Chuo-ku, Tokyo
    Note:The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

11.                           DATE AND PLACE
                              Investors shall pay the Issue
                              Price and
                              OF PAYMENT:              Sales
                              Charge to KOKUSAI within 4
                              business days in Japan from the
                              day when KOKUSAI confirms the
                              execution of the order (the
                              "Trade Day") (see page 17 of
                              this document).
                                                       The
                              total issue price for each
                              Application Day will be
                              transferred by KOKUSAI to the
                              account of the Fund at Putnam
                              Fiduciary Trust Company, the
                              transfer agent, within 4 Fund
                              Business Days (hereinafter
                              referred to as "Payment Date")
                              from (and including) the
                              Application Day.

12.  OUTLINE OF UNDERWRITING, ETC.:
(A)  KOKUSAI        has entered into an agreement dated 6th
     September, 1996 with Putnam Mutual Funds Corp. (hereinafter referred to as the "Fund") in connection with the sale and repurchase of the Shares in Japan, and
            has undertaken to make a public offering of
Shares.
(B)  During the        offering period, KOKUSAI will execute or
     forward the purchase orders and repurchase requests of
     the Shares received directly or indirectly through other Handling Securities Companies to the Fund.
(C)  The Fund has appointed KOKUSAI as the Agent Securities
     Company in Japan.
     Note:    "The Agent Securities Company" shall mean a
          securities company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and other handling securities companies (the "Handling Securities Companies") rendering such other services.

13.  MISCELLANEOUS:
(A)  Method of Subscription:
          Investors who subscribe for Shares shall enter with the Handling Securities Company an agreement concerning the foreign securities transactions. For this purpose, the Handling Securities Company shall deliver to investors an Agreement of Foreign Securities Transactions Account and investors shall submit to the Handling Securities Company an Application for Opening of Transactions Account opened in accordance with such Agreement. The subscription amount shall be paid in yen in principle, and the exchange rate between Dollars and Yen shall be determined by the Handling Securities Company based upon the foreign exchange rate on the Tokyo foreign exchange market as of the Trade Day for each application.
          The subscription amount shall be paid in dollars to the account of the Fund with Putnam Fiduciary Trust Company as transfer agent for the Fund by Kokusai on the Payment Date.
(B)  Expenses summary:
          Expenses are one of several factors to consider when investing. The following table summarizes investor's maximum transaction costs from investing in the Shares and expenses based on the most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over the specified periods.

     Shareholder transaction expenses
     Maximum sales charge imposed on purchases
     (as a percentage of public offering price)  3.25%

     Deferred sales charge                 None

     Annual Fund operating expenses
      (as a percentage of average net assets)
     Management fees                       0.61%
     12b-1 fees                            0.50%
     Other expenses                        0.25%
     Total Fund operating expenses         1.36%

          The table is provided to help you understand the expenses of investing in the Shares and your share of the operating expenses the Fund incurs. The expenses shown in the table do not reflect the application of credits that reduce fund expenses.

     Example
          An investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period.

     One year                              $46
     3 years                                $74
     5 years                                $105
     10 years                              $191

          The example does not represent past or future
     expense levels.  Actual expenses may be greater or less
     than those shown.  Federal regulations require the
     example to assume a 5% annual return, but actual annual
     return varies.
(       C) Offerings other than in Japan:
          Shares are simultaneously offered in the United
     States of America.
PART II.  INFORMATION CONCERNING ISSUER
I.   DESCRIPTION OF THE FUND
1.   GENERAL INFORMATION
(A)  Outline of Laws Regulating the Fund in the Jurisdiction
     Where Established:
     (1)  Name of the Fund:   Putnam High Yield Advantage Fund
     (the "Fund")
     (2)  Form of the Fund
          Putnam High Yield Advantage Fund is a Massachusetts business trust organized on January 13, 1986. A copy of the Agreement and Declaration of Trust, which is governed
     by Massachusetts law, is on file with the Secretary of
     State of The Commonwealth of Massachusetts.  Prior to
     April 1, 1992 the Fund was known as Putnam High Yield
     Trust II.
          The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios.
          Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine.  The Fund's
     shares are not currently divided into series. Only the Fund's class A, B and M shares are currently offered.
     The Fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.
          Each share has one vote, with fractional shares
     voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees.  Shares are
     freely transferable, are entitled to dividends as
     declared by the Trustees, and, if the Fund were
     liquidated, would receive the net assets of the Fund.
     The Fund may suspend the sale of shares at any time and
     may refuse any order to purchase shares.  Although the
     Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take
     other actions as provided in the Agreement and
     Declaration of Trust.
          If shareholders own fewer shares than a minimum
     amount set by the Trustees (presently 20 shares), the
     Fund may choose to redeem shareholders' shares.
     Shareholders will receive at least 30 days' written
     notice before the Fund redeems shareholders' shares, and shareholders may purchase additional shares at any time to avoid a redemption.  The Fund may also redeem shares
     if shareholders own shares above a maximum amount set by
     the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.
     (3)  Governing Laws
          The Fund was created under, and is subject to, the
     laws of the Commonwealth of Massachusetts. The sale of
     the Fund's shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elect to be taxed as a regulated investment company under the United States Internal Revenue Code of
     1986, as amended.
          The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:
          a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts
              Chapter 182 provides in part as follows:
              A copy of the declaration of trust must be filed with the Secretary of State of the Commonwealth of Massachusetts and with the Clerk of the City of
          Boston.  Any amendment of the declaration of trust
          must be filed with the Secretary and the Clerk
          within thirty days after the adoption of such
          amendment.
              A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.
              Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.
          b.  Investment Company Act of 1940
              The Investment Company Act of 1940, as amended
          (the "1940 Act"), in general, requires investment companies to register as such with the U.S.
          Securities and Exchange Commission (the "SEC"), and
          to comply with a number of substantive regulations
          of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.
          c.  Securities Act of 1933
              The Securities Act of 1933, as amended (the
          "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.
          d.  Securities Exchange Act of 1934
              The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.
          e.  The Internal Revenue Code
              The Fund intends to qualify as a "regulated
          investment company" for federal income tax purposes
          and to meet all other requirements        necessary for
it
          to be relieved of federal taxes on income and gains it distributes to shareholders.
          f.  Other laws
              The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.
 (B) Outline of the Supervisory Authorities
          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.
     a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933
          Act, and the 1934 Act, among others, to the Fund.
          The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.
     b. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.
 (C) Objects and Basic Nature of the Fund:
          The Fund seeks high current income. Capital growth is a secondary objective when consistent with the objective of high current income. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objectives.
 (D) History of the Fund:
                                   January 13, 1986:
                              Organization of the Fund as a
                              Massachusetts business trust.
                              Adoption of the Agreement and
                              Declaration of Trust.
                                   April, 1, 1992:
                              Change of the Fund's name.
                                   May 5, 1994:
                              Adoption of the Amended and
                              Restated Agreement and
                              Declaration of Trust.
 (E) Affiliated Companies of the Fund:
          Names and related business of the affiliated companies of the Fund are as follows:
          (1) Putnam Investment Management, Inc. ("Investment Management Company") renders investment management services to the Fund.
          (2) Putnam Fiduciary Trust Company (the "Custodian" and "Investor Servicing Agent") acts as Custodian and Investor Servicing Agent.
          (3) Putnam Mutual Funds Corp. ("Principal
          Underwriter") engages in providing marketing services to the Fund.
          (4) KOKUSAI Securities Co., Ltd. ("Distributor in Japan" and "Agent Securities Company") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent securities company.

2.   INVESTMENT POLICY
(A)  Basic Policy for Investment and Objects of Investment:
          The Fund seeks high current income. Capital growth is a secondary objective when consistent with the objective of high current income. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objectives.
     Basic investment strategy
          The Fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities, constituting a diversified portfolio which Putnam Investment Management, Inc., the Fund's investment management company (the "Investment Management Company"), believes does not involve undue risk to income or principal. Normally, at least 80% of the Fund's assets will be invested in debt securities, convertible securities or preferred stocks that are consistent with its primary investment objective of high current income. The Fund's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities when these types of investments are consistent with the objective of high current income.
          The Fund seeks its secondary objective of capital growth, when consistent with its primary objective of high current income, by investing in securities that Investment Management Company expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. Investment Management Company believes that such opportunities for capital appreciation often exist in the securities of smaller capitalization companies. Although these smaller companies may present greater opportunities for capital appreciation, they may also include greater risks than larger, more established issuers.
          Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers of such securities. Higher yields are generally available from lower-rated fixed income securities. Lower-rated fixed income securities are generally regarded as those rated below Baa or BBB by nationally recognized securities rating agencies such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P"), or unrated securities of comparable quality. Securities rated below Baa or BBB are considered to be of poor standing and predominantly speculative. The Fund may invest up to 15% of its assets in securities rated, by each of the rating agencies rating the security, below Caa or CCC, including securities in the lowest rating category of each rating agency, or in unrated securities determined by Investment Management Company to be of comparable quality. Such securities may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.
          Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although Investment Management Company considers securities ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Investment Management Company's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. Because of the greater number of investment considerations involved in investing in lower-rated securities, the achievement of the Fund's objectives depends more on Investment Management Company's analytical abilities than would be the case if the Fund were investing primarily in securities in the higher rating categories.
          The Fund may invest in participations and
     assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. In addition to other risks associated with investments in debt securities, participations and assignments involve the additional risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the Fund. The Fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.
          At times Investment Management Company may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times Investment Management Company may temporarily use alternative strategies primarily designed to reduce fluctuations in the value of the Fund's assets.
          In implementing these defensive strategies, the Fund may increase the portion of its assets invested in money market instruments and may invest in higher-rated fixed-income securities, or other securities Investment Management Company considers consistent with such defensive strategies. The yield on these securities would generally be lower than the yield on lower-rated fixed income securities. It is impossible to predict when, or for how long, the Fund will use these alternative strategies.
     Non-U.S. Investments
          The Fund may invest in securities of        non-U.S.
     issuers that are not actively traded in U.S. markets. These non-U.S. investments involve certain special risks described below.


                               Non-U.S. securities are normally
     denominated and traded in foreign currencies. As a result, the value of the Fund's non-U.S. investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund may engage in a variety of non-U.S. currency exchange transactions in connection with its non-U.S. investments, including transactions involving futures contracts, forward contracts and options.
          Investments in non-U.S. securities may subject the Fund to other risks as well. For example, there may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some non-U.S. issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Non-U.S. brokerage commissions and other fees are also generally higher than in the United States. Non-U.S. settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.
          In, addition, the Fund's investments in non-U.S. securities may be subject to the risk of nationalization or expororiation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the Fund's investments in certain non-U.S. countries. Dividends or interest on, or proceeds from the sale of, non-U.S. securities may be subject to foreign withholding taxes, and special U.S.
     tax considerations may apply.
          Legal remedies available to investors in certain non-U.S. countries may be more limited than those available with respect to investments in the United States or in other non-U.S. countries. The laws of some non-U.S. countries may limit the Fund's ability to invest in securities of certain issuers organized under the laws of those non-U.S. countries.
          The risks described above are typically increased in connection with investments in less developed and developing nations, which are sometimes referred to as "emerging markets." For example, political and economic structures in these countries maybe in their infancy and developing rapidly, causing instability. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.
          The Fund expects that its investments in
       non-U.S.
     securities generally will not exceed 20% of its total
     assets, although the Fund's investments in        non-U.S.
     securities may exceed this amount from time to time. Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated
     in        non-U.S. currencies or that are traded in
       non-U.S.
     markets, or securities of U.S. issuers having significant foreign operations.

     Investments in premium securities
          At times, the Fund may invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity.
          The Fund does not amortize the premium paid for
     these securities in calculating its net investment
     income. As a result, the purchase of premium securities provides a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. Because the value of premium
     securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their first call date), the purchase of such securities may increase the risk of capital loss if such securities are held to maturity (or first call date).
          During a period of declining interest rates, many of the Fund's portfolio investments will likely bear coupon rates that are higher than the current market rates, regardless of whether the securities were originally purchased at a premium. These securities would generally carry premium market values that would be reflected in the net asset value of the Fund's shares.  As a result,
     an investor who purchases shares of the Fund during such periods would initially receive higher taxable monthly distributions (derived from the higher coupon rates payable on the Fund's investments) than might be available from alternative investments bearing current market interest rates, but the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment in the Fund, investors may find it useful to compare the Fund's current dividend rate with its "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums.
     Illiquid securities
          The Fund may invest up to 15% of its assets in illiquid securities. Investment Management Company believes that opportunities to earn high yields may exist from time to time in securities which are illiquid and which may be considered speculative. The sale of these securities is usually restricted under federal securities laws. As a result of illliquidity, the Fund may not be able to sell these securities when Investment Management Company considers it desirable to do so or may have to sell them at less than fair market value.
     Portfolio turnover
          The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as "portfolio turnover." As a result of the Fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.
          Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and
     other transaction costs        in connection with the sale
of
     securities and reinvestment in other securities.
       These
     transactions may result in realization of taxable capital
     gains.
     Options and futures portfolio strategies
          The Fund may engage in a variety of transactions involving the use of options and futures contracts. The Fund may purchase and sell futures contracts in order to hedge against changes in the values of securities the
     Fund owns or expects to purchase or to hedge against interest rate changes. For example, if Investment Management Company expected interest rates to increase, the Fund might sell futures contracts on U.S. Government Securities. If rates were to increase, the value of the Fund's fixed-income securities would decline, but this decline might be offset in whole or in part by an increase in the value of the futures contracts. The Fund may also purchase and sell call and put options on futures contracts or on securities the Fund is permitted to purchase directly in addition to or as an alternative to purchasing and selling futures contracts. The Fund will not purchase put and call options with respect to such securities if as a result more than 5% of its assets would at the time be invested in such options. The Fund may also buy and sell combinations of put and call options on the same underlying security. The Fund may also engage in futures and options transactions for nonhedging purposes, such as to substitute for direct investment or to manage its effective duration. Duration is a commonly used measure of the longevity of the Fund's debt instruments.
          Options and futures transactions involve costs and may result in losses. The effective use of options and futures strategies depends on the Fund's ability to terminate options and futures positions at times when Investment Management Company deems it desirable to do
     so. Options on certain U.S. government securities are traded in significant volume on securities exchanges. However, other options which the Fund may purchase or sell may be traded in the "over-the-counter" market
     rather than on an exchange.  This means that the Fund
     w       ould enter into such option contracts with
particular
     securities dealers who make markets in these options.
     The Fund's ability to terminate options positions in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions might fail to meet their obligations to the Fund.
          The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the Fund, of the option and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge.
          The Fund's ability to engage in options and futures transactions and to sell related securities may be limited by tax considerations and by certain regulatory requirements.
     Other investment practices.
          The Fund may also engage in the following investment practices, each of which involves certain special risks. Securities loans, repurchase agreements and forward commitments.
          The Fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.
     Derivatives
          Certain of the instruments in which the Fund may invest, such as options, futures contracts and forward contracts are considered to be "derivatives."
     Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index.
(B)  Restrictions of Investment:
          Except for the policies designated as fundamental below, the investment policies described in this document are not fundamental policies. The Trustees may not change any non-fundamental policy without shareholders' approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:
     (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.



     (       2) Underwrite securities issued by other persons
except
     to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.
     (       3) Purchase or sell real estate, although it may
     purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate,
     and securities        which represent interests in real
estate.
, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its
     rights as a holder of debt obligations secured by real estate or interests therein.
     (       4) Purchase or sell commodities or commodity
contracts,
     except that        the fund may purchase and sell financial
     futures contracts and        options and may enter into
foreign
     exchange contracts and other financial transactions not involving physical commodities.
     (       5) Make loans, except by purchase of debt
obligations
     in which the        fund may invest consistent with its
     investment policies, by entering into repurchase
     agreements          , or by lending its portfolio
securities.


     (       6) With respect to 75% of its total assets, invest
in
     the securities of any issuer if, immediately after such investment, more than 5% of the total assets of
the       fund
     (taken at current value) would be invested in the
     securities of such issuer,; provided that this limitation does not apply to obligations issued or guaranteed as to
     interest        or principal by the U.S. government or its
     agencies or instrumentalities.
     (       )  With respect to 75% of its total assets, acquire
     more than 10% of the outstanding voting securities of any
     issuer.
     (       8) Purchase securities (other than securities of the
     U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.



     (       9) Issue any class of securities which is senior to
the
            fund's shares of beneficial interest, except for
     permitted borrowings.
          It is contrary to the Fund's present policy, which
     may be changed without shareholder approval, to:
     (1)  Invest in (a) securities which        are not readily
     marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more 15% of the Fund's net assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.














          The Fund will, so long as shares of the Fund are
     being offered for sale by the Fund in Japan, comply with
     the following:
     1. The Fund may not invest in the securities of other registered open-end investment funds or companies, except as they may be acquired as part of a merger,
     consolidation or acquisition of assets.
     2.   The Fund may not invest more than 10% of the net
     assets of the Fund in securities which are not traded on
     an official stock exchange or other regulated market, operating regularly and being recognized and open to the public (which shall include, without limitation, the National Association of Securities Dealers Quotation System). This restriction shall not be applicable to bonds determined by Putnam Investment Management, Inc. to
     be liquid and for which a market price (including a
     dealer quotation) is generally obtainable or
     determinable.
     3.   The Fund may not invest in securities of any issuer
     if, immediately after such investment, more than 5% of
     the total assets of the Fund (taken at current value)
     would be invested in the securities of such issuer,
     provided that this limitation does not apply to
     obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.
     4. The Fund may not acquire more than 10% of the voting securities of any issuer and may not acquire more than
     15% of the voting securities of any issuer together with other registered investment companies managed by Putnam Investment Management, Inc.
          If any violation of the foregoing four standards occurs, the Fund will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only
     obligation of the Fund and the only remedy in respect of
     the violation.
          Although certain of the Fund's fundamental
     investment restrictions permit the Fund to borrow money
     to a limited extent, the fund does not currently intend
     to do so and did not do so last year.
          The Fund may invest without limitation in "premium securities" as referred to in 2.(A) above.
          All percentage limitations on investments other than non-fundamental limitation (1) above, will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such
     investment.
          The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities"
     of the Fund means the affirmative vote of the lesser of
     (1) more than 50% of the outstanding shares of the Fund,
     or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
(C)  Risk Factors
          The values of fixed-income securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of Fund assets. Conversely, during periods of rising interest rates, the value of Fund assets will generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities.  However, the yields on such securities are
     also generally higher. In addition, the values of fixed-income securities are affected by changes in general economic and business conditions affecting the specific industries of their issuers.
          Changes by recognized rating services in their
     ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund's net asset value.
          Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in lower-rated securities before making an investment.
          The lower ratings of certain securities held by the Fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.
          The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of securities held by the Fund
     more volatile and could limit the Fund's ability to sell
     its securities at prices approximating the values placed
     on such securities. In the absence of a liquid trading market for its portfolio securities the Fund at times may be unable to establish the fair value of such securities.
          The rating assigned to a security by a rating agency does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.
          The table below shows the percentages of the Fund assets invested during fiscal 1996 in securities assigned to the various rating categories by S&P, or, if unrated
     by S&P, assigned to comparable rating categories by
     another rating agency, and in unrated securities
     determined by Investment Management Company to be of
     comparable quality:
______________________________________________________________
     ___________
               Rated securities,       Unrated securities of
                as percentage of      comparable quality, as
Rating             net assets       percentage of net assets
"AAA"                 -                             -
"AA"                  -                             -
"A"                   -                             0.41%
"BBB"                 1.86%                         -
"BB"                 23.38%                         2.15%
"B"                  53.91%                         1.15%
"CCC"                 8.27%                         -
_________________________________________________________________
______
__
Total                87.42%                         3.71%
          Investment Management Company seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. When the Fund invests in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on Investment Management Company's ability than would be the case if the Fund were investing in securities in the higher rating categories.
          The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Investment Management Company will monitor the investment to determine whether continued investment in the security will assist in meeting the
     Fund's investment objectives.
          At times, a substantial portion of Fund assets may
     be invested in securities as        of which the Fund, by
     itself or together with other funds and accounts managed
     by Investment Management Company        or its affiliates,
     holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in
     the financial condition of the issuer,        it may be more
     difficult to sell these securities when Investment Management Company believes it advisable to do so or may be able to sell the securities only at prices lower than
     if they were more widely held.  Under these
     circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.
          In order to enforce its rights in the event of a default of these securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase the Fund's operating expenses and adversely affect the Fund's net asset value.
          Certain securities held by the Fund may permit the issuer at its option to "call," or redeem, its securities.  If an issuer were to redeem securities held
     by the Fund during a time of declining interest rates,
     the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.
          Certain of the lower-rated securities in which the
     Fund invests are issued to raise funds in connection with the acquisition of a company in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.
          The Fund at times may invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. The values of zero-coupon bonds and payment-in-kind bonds are also subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently.
          Even though such bonds do not pay current interest
     in cash, the Fund nonetheless is required to accrue
     interest income on these investments and to distribute
     the interest income on a current basis. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.
          Certain investment grade securities in which the
     Fund may invest share some of the risk factors discussed above with respect to lower-rated securities.
(D)  Distribution Policy:
          The Fund distributes any net investment income at
     least monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. A capital loss carryover is currently available. The Fund normally pays a distribution to Japanese investors who hold shares as at 15th day of each month at the end of
     each month, provided, however, the distribution may be
     paid at the beginning of next month.
3.   MANAGEMENT STRUCTURE
(A)  Outline of Management of Assets, etc.:
     A.   Valuation of assets:
          The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the
     Exchange is closed Saturdays, Sundays and the following
     U.S. holidays: New Year's Day, Rev. Martin Luther King,
     Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas.
     The Fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m.
          Portfolio securities for which market quotations are readily available are valued at market value. Long-term corporate bonds and notes for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Trustees which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments that will mature on 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.
          Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities,
     and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for
     normal, institutional-size trading units of such
     securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
          If any securities held by the Fund are restricted as
     to resale, Investment Management Company determines their fair value pursuant to procedures approved by the
     Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the
     issuer and other fundamental analytical data relating to
     the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition).  In addition, specific factors
     are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding,
     the prices of any recent transactions or offers with
     respect to such securities and any available analysts' reports regarding the issuer.
          Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day
     at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the
     close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the
     Trustees.
     B.   Management Fee, etc.:
     (1)  Management Fee:
      (a) Management and Agent Securities Company Fees
              Under a Management Contract dated Ma       rch 20,
          1997, the Fund pays a following quarterly fee to Investment Management Company based on the average net assets of the Fund, as determined at the close
          of each business day during the quarter.
                                          Fee amount as a
               percentage of
               Average net assets of the Fund     the average
               net assets of the Fund
          $500 million or less                    0.70%
          more than $500 million up to and including $1
               billion                            0.60%
          more than $1 billion up to and including $1.5
               billion                            0.55%
          more than $1.5 billion up to and including $6.5
               billion                            0.50%
          more than $6.5 billion up to and including $11.5
               billion                            0.475%
          more than $11.5 billion up to and including $16.5
               billion                            0.455%
          more than $16.5 billion up to and including $21.5
               billion                            0.44%
          more than $21.5                         0.43%
              For the fiscal year ending on November 30, 1996, the Fund paid $9,236,284 as a management fee.
      (b) Custodian Fee
              The Custodian shall be entitled to receive, out
          of the assets of the Fund reasonable compensation
          for its services and expenses as Custodian, as
          agreed from time to time between the Fund and the
          Custodian       .
              For the fiscal year ending on November 30, 1996, the Fund paid $209,852 as a custodian fee.

(c)  Charges of the Investor Servicing Agent
              The Fund will pay to the Investor Servicing
          Agent such fee, out of the assets of the Fund, as mutually agreed upon in writing from time to time, in the amount, the time and manner of payment.
              For the fiscal year ending on November 30, 1996, the Fund paid $1,859,347 as an investor servicing agent fee.
      (d) Fee on Class M Distribution Plan
              The Class M distribution plan provides for
          payments by the Fund to Putnam Mutual Funds at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to
          the annual rate of 0.50% of such assets.
              Payments under the plan        are intended to
          compensate Putnam Mutual Funds Corp. for services provided and expenses incurred by it as principal underwriter of Fund shares, including the payments to dealers mentioned above.
              To compensate Kokusai and other dealers further
          for services provided in connection with the sale of Class M shares and the mainteneance of shareholder accounts, Putnam Mutual Funds Corp. makes quarterly payments to Kokusai and such other dealers.
              The payments are based on the average net asset value of Class M shares attributable to shareholders for whom Kokusai and other dealers are designated as the dealer of record. Putnam Mutual Funds Corp.
          makes the payments at an annual rate of 0.25% of
          such average net asset value of Class M shares.
              Putnam Mutual Funds Corp. also pays to Kokusai
          and other dealers, as additional compensation with respect to the sale of Class M shares, 0.15% of such average net asset value of Class M shares. For
          Class M shares, the total annual payment to Kokusai
          and other dealers equals 0.40% of such average net asset value. Putnam Mutual Funds Corp. makes quarterly payments to qualifying dealers.
              For the fiscal year ending on November 30, 1996, the Fund paid the fees on the distribution plan of $2,412,906, $4,564,217 and $435,861 for the Class A
          Shares, Class B Shares and Class M shares,
          respectively.
      (e) Other Expenses:
              The Fund pays all of its expenses not assumed by Putnam Investment Management, Inc. with respect to its management services.  In addition to the
          investment management, distribution plan fees, shareholder servicing agent expenses and custodian expenses discussed herein, the principal expenses that the Fund is expected to pay include, but are
          not limited to, fees and expenses of certain of its Trustees; fees of its independent auditors and legal counsel; fees payable to government agencies, including registration and qualification fees attributable to the Fund and its shares under federal and state securities laws; and certain extraordinary expenses. In addition, each class will pay all of the expenses attributable to it.
          The Fund also pays its brokerage commissions,
          interest charges and taxes.
              For the fiscal year ending on November 30, 1996, the Fund paid $1,376,821 as other expenses.
     C.   Sales, Repurchases and Custody:
     (1)  Sales of Shares:
       a. Sales in the United States
              Investors residing outside Japan can open a fund account with as little as $500 and make additional investments at any time with as little as $50. They can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds
          Corp. or through a systematic investment plan.
              Buying shares through Putnam Mutual Funds Corp. Complete an order form and write a check for the amount investors wish to invest, payable to the
          Fund. Return the completed form and check to Putnam Mutual Funds Corp., which will act as investor's
          agent in purchasing shares       .
                    Buying shares through systematic investing.
          Investors can make regular investments of $25 or
          more per month through automatic deductions from investor's bank checking or savings account. Application forms are available from investor's investment dealer or through Investor Servicing
          Agent.
              Shares are sold at the public offering price
          based on the net asset value next determined after Investor Servicing Agent receives investors' order.
          In most cases, in order to receive that day's public offering price, Investor Servicing Agent must receive investors'order before the close of regular trading on the New York Stock Exchange. If investors buy shares through investors' investment dealer, the dealer must receive investors'order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.
          Class M Shares
              The public offering price of class M shares is
          the net asset value plus a sales charge that varies depending on the size of investor's purchase. The
          Fund receives the net asset value.  The sales charge
          is allocated between investor's investment dealer
          and Putnam Mutual Funds Corp. as shown in the
          following table, except when Putnam Mutual Funds
          Corp., at its discretion, allocates the entire
          amount to investor's investment dealer.
                                   Sales charge as
      Amount of sales
                                   a percentage of:
      charge reallowed
                           Net                 to dealers as
      a
      Amount of transactionamount     Offering   percentage
      of
      at offering price ($)           invested price
      offering price
      Under 50,000          3.36 %    3.25 %
      3.00 %
      50,000 but under 100,000        2.30 %      2.25 %
      2.00 %
      100,000 but under 250,000       1.52 %      1.50 %
      1.25 %
      250,000 but under 500,000       1.01 %      1.00 %
      1.00 %
      500,000 and above     None      None        None
              Sales charges will not apply to class M shares purchased on or before October 31, 1997, with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the
          investor paid a front-end or a contingent deferred
          sales charge.        Class M qualified retirement plans
          (retirement plans        for which the Investor
Servicing
          Agent or its affiliates provide recordkeeping or
          other services in connection with Class M Shares)
          and members of qualified groups may also purchase
          class M shares without a sales charge.
           b. Sales in Japan
              In Japan, Shares of the Fund are offered on any Valuation Date during the Subscription Period mentioned in "8. Period of Subscription, Part I Information concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information concerning Securities"
          of the relevant securities registration statement.
          The Handling Securities Company shall deliver to investors Agreement of Foreign Securities
          Transactions Account and investors shall submit to
          the Handling Securities Company an Application for Opening of Transactions Account opened in accordance with such Agreement. The purchase shall be made in the minimum investment amount of 100 shares and in integral multiples of 10 shares.
              The issue price for Shares during the
          Subscription period shall be, in principle, the Net Asset Value per Share next calculated on the day on which the Fund has received such application. The Trade Day in Japan is the day when the Handling Securities Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business
          Day after and including the Trade Day. Sales charge shall be 3.25% of the amount of subscription all of which may be retained by the selling dealer. 5%
          consumption tax on the Sales charge will be added.
              The investors having entrusted the Handling
          Securities Copany with custody of the Shares will
          receive from the Handling Securities Company a certificate of safekeeping in exchange for the purchase price.  In such case payment shall be made
          in yen in principle and the exchange into dollars
          shall be made at the exchange rate to be determined
          by the Handling Securities Company based upon the foreign exchange rate on the Tokyo foreign Exchange market as of the Trade Day. The payment may be made in dollars to the extent that the Handling
          Securities Companies can agree.
              In addition, Handling Securities Companies in
          Japan who are members of the Japan Securities
          Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than Yen500,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of
          Foreign Investment Fund Securities" established by
          the Association.
     (2)  Repurchase of Shares:
           a. Repurchase in overseas markets
              A shareholder can sell his shares to the Fund
          any day the New York Stock Exchange is open, either directly to the Fund or through his investment dealer. The Fund will only redeem shares for which
          it has received payment.
              Selling shares directly to the Fund.  A
          shareholder must send a signed letter of instruction
          or stock power form to Investor Servicing Agent,
          along with any certificates that represent shares a shareholder wants to sell. The price a shareholder will receive is the next net asset value calculated after the Fund receives a shareholder's request in proper form less any applicable CDSC. In order to receive that day's net asset value, Investor
          Servicing Agent must receive a shareholder's request before the close of regular trading on the New York Stock Exchange.
              If a shareholder sells shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives
          must be guaranteed by a bank, broker-dealer or
          certain other financial institutions. Stock power forms are available from a shareholder's investment dealer, Investor Servicing Agent and many commercial banks.
              If a shareholder wants his redemption proceeds
          sent to an address other than his address as it
          appears on records of the Investor Servicing Agent,
          a signature guarantee is required.  Investor
          Servicing Agent usually requires additional
          documentation for the sale of shares by a
          corporation, partnership, agent or fiduciary, or a surviving joint owner.
              The Fund generally sends shareholders payment
          for shareholders' shares the business day after shareholders' request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.
              A shareholder may use Investor Servicing Agent's Telephone Redemption Privilege to redeem shares
          valued up to $100,000        unless he has notified
          Investor Servicing Agent of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Investor Servicing Agent will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his representative, who can provide
          Investor Servicing Agent with his account
          registration and address as it appears on Investor Servicing Agent's records.
              Investor Servicing Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine;
          if it fails to employ reasonable procedures,
          Investor Servicing Agent may be liable for any
          losses due to unauthorized or fraudulent
          instructions.
              During periods of unusual market changes and
          shareholder activity, a shareholder may experience delays in contacting Investor Servicing Agent by telephone. In this event, the shareholder may wish to submit a written redemption request, as described above, or contact shareholders' investment dealer, as described below. The Telephone Redemption
          Privilege is not available if the shareholder was issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may
          be modified or terminated without notice.
              Selling shares through investment dealers. A shareholder's dealer must receive shareholders'
          request before the close of regular trading on the
          New York Stock Exchange to receive that day's net
          asset value.  A shareholder's dealer will be
          responsible for furnishing all necessary
          documentation to Investor Servicing Agent, and may charge a shareholder for its services.
           b. Repurchase in Japan
              Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to Investor Servicing Agent through the Handling Securities Company on a Fund Business Day and the business day of securities companies in Japan without a contingent deferred sales charge.
              The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from Kokusai, provided the request is received before the close of regular trading on the Exchange. The payment of the price shall be made in yen through the Handling Securities Companies pursuant to the Agreement of Foreign Securities Transactions Account or, in case the Handling Securities Companies agree, in dollars.
     (3)  Suspension of Repurchase:
              The Fund may suspend shareholders' right of
          redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and
          Exchange Commission during periods when trading on
          the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value
          of its net assets, or during any other period
          permitted by order of the Commission for protection
          of investors.
     (4)  Custody of Shares:
              In overseas markets where the Shares are
          offered, the Share certificates shall be held by the Shareholders at their own risk.
              The custody of the Share certificates (if
          issued) sold to Japanese Shareholders shall be held,
          in the name of the custodian, by the custodian of KOKUSAI. Certificates of custody for the Shares shall be delivered by the Handling Securities
          Companies to the Japanese Shareholders.
              The foregoing does not apply to the cases in
          which Japanese Shareholders keep the Shares in
          custody at their own risk.
     D.   Miscellaneous:
     (1)  Duration and Liquidation:
              Unless terminated, the Fund shall continue
          without limitation of time.  The Fund may be
          terminated at any time by vote of Shareholders
          holding at least 66 2/3% of the Shares entitled to
          vote or by the Trustees of the Fund by written
          notice to the Shareholders.
     (2)  Accounting Year:
              The accounts of the Fund will be closed each
          year on 30th November.
     (3)  Authorized Shares:
              There is no prescribed authorized number of
          Shares, and Shares may be issued from time to time.
     (4)  Agreement and Declaration of Trust:
              Originals or copies of the Agreement and
          Declaration of Trust, as amended, are on file with
          the Secretary of State of the Commonwealth of Massachusetts and with the Clerk of the City of
          Boston.
              The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except
          that an amendment which shall affect the holders of
          one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of
          Shareholders of a series or class not affected shall
          be required.  Amendments having the purpose of
          changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.
              In Japan, material changes in the Agreement and Declaration of Trust shall be published or the notice thereof shall be sent to the Japanese
          Shareholders.
     (5)  Issue of Warrants, Subscription Rights, etc.:
              The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, etc.
 (B) Outline of Disclosure System:
     (1)  Disclosure in U.S.A.:
          (i) Disclosure to shareholders
              In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports
          containing financial information.
          (ii)Disclosure to the SEC
              The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with applicable law.
     (2)  Disclosure in Japan:
           a. Disclosure to the Supervisory Authority:
              When the Fund intends to offer        Shares
amounting
          to more than 500 million yen in Japan, it shall submit to the Minister of Finance of Japan securities registration statements together with the copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for the investors and any other persons who desire at the Ministry of Finance.
              The Handling Securities Companies of the Shares shall deliver to the investors prospectuses or explanatory brochures the contents of which are substantially identical with Part I and Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Fund shall submit to the Minister of Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual year and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Ministry of Finance.
           b. Disclosure to Japanese Shareholders:
              The Japanese Shareholders will be notified of the material facts which would change their position, including material amendments to the Agreement and Declaration of Trust of the Fund, and of notices from the Trustees, through the Handling Securities Companies.
              The financial statements shall be sent to the Japanese Shareholders through the Handling
          Securities Companies or the summary thereof shall be carried in daily newspapers.
 (C) Restrictions on Transactions with Interested Parties:
          Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, Inc., acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

4.   INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY
     SHAREHOLDERS, ETC.
 (A) Rights of Shareholders and Procedures for Their Exercise:
          The Shareholders shall be registered in order to exercise directly the rights of their Shares. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Handling Securities Company cannot exercise directly their rights, because they are not registered. Shareholders in Japan may have the Handling Securities Companies exercise their rights on their behalf in accordance with the Agreement of Foreign Securities Transactions Account with the Handling
     Securities Companies.
          The Shareholders in Japan who do not entrust the custody of their Shares to the Handling Securities
     Companies may exercise their rights in accordance with
     their own arrangement under their own responsibility.
          The major rights enjoyed by the investors are as
     follows:
          (i) Voting rights
              Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when
          otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of
          Trust.
          (ii)Repurchase rights
              Shareholders are entitled to request repurchase
          of Shares at their Net Asset Value at any time.
          (iii)    Rights to receive dividends
                     Distributions from net investment income
a       re
          currently declared and paid at least monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. A capital loss carryover is currently available. Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.
              Shareholders may choose three distribution
          options, though investors in Japan may only choose
          the last alternative.
              - Reinvest all distributions in additional
          shares without a sales charge;
              - Receive distributions from net investment
          income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or
              - Receive all distributions in cash.
          (iv)Right to receive distributions upon dissolution Shareholders of a fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.
          (v) Right to inspect accounting books and the like
              Shareholders        may inspect the Agreement and
          Declaration of Trust as on file at the offices of
          the        Secretary of State of the Commonwealth of
          Massachusetts.
          (vi)Right to transfer shares
              Shares are transferable without restriction except as limited by applicable law.
          (vii)    Rights with respect to the U.S.
          registration statement
              The 1933 Act provide       s for the liability of
the
          Fund and certain other persons, subject to various limitations and exceptions, in respect of materially misleading disclosures made in the Fund's U.S. registration statement.
 (B) Tax Treatment of Shareholders in Japan:
          The tax treatment of Shareholders in Japan shall be
     as follows:
     (1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.
          a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e.
          withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in
          Japan). In this case, no report concerning
          distributions will be filed with the Japanese tax
          authorities.
          b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in
          Japan. In certain cases, the Handling Securities Companies will prepare a report concerning distributions and file such report with the Japanese tax authorities.
          c.  Net investment returns such as dividends, etc.
          and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U.
          S. federal income tax at the rate of 15% and the
          amount obtained after such deduction will be paid in
          Japan.
              Distributions of long-term net realized capital gain will not be subject to withholding of U. S. federal income tax and the full amount thereof will be paid in Japan.  The amount subject to withholding
          of U. S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.
          d.  The Japanese withholding tax imposed on
          distributions as referred to in a. and b. above will
          be collected by way of so-called "difference
          collecting method".  In this method only the
          difference between the amount equivalent to 20% of
          the distributions before U.S. withholding tax and
          the amount of U.S. withholding tax withheld in the
          U.S. will be collected in Japan.
     (2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.
     (3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way
     as those arising from liquidation of a domestic
     investment trust.
     (4) The Japanese securities transaction tax will not be imposed so far as the transactions concerned are conducted outside Japan.  Such tax, however, is
     applicable to dealers' transactions for their own account and to privately negotiated transactions conducted in
     Japan.
 (C) Foreign Exchange Control in U.S.A.:
          In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.
 (D) Agent in Japan:
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki 3-chome
          Chiyoda-ku, Tokyo
          The foregoing law firm is the true and lawful agent
     of the Fund to represent and act for the Fund in Japan
     for the purpose of;
     (1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and
     (2)  representation in and out of court in connection
     with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of
     the Fund.
          The agent for the registration with the Japanese
     Minister of Finance of the         public offering concerned
as
     well as for the continuous disclosure is each of the
     following persons:
          Harume Nakano
          Ken Miura
          Attorneys-at-law
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki, 3-chome
          Chiyoda-ku, Tokyo
 (E) Jurisdiction:
          Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2)
     above, the Fund has agreed that the following court has
     jurisdiction over such litigation       :
          Tokyo District Court
          1-4, Kasumigaseki 1-chome
          Chiyoda-ku, Tokyo

5.   STATUS OF INVESTMENT FUND
(A)  Diversification of Investment Portfolio:

                                   (As of the end of August,
1997)
    Types of        Name of   TotalU.S.  Investm
    Assets          Country   Dollars      ent
                                          Ratio
                                           (%)

    Corporate       United    2,826,460,    76.33
    Bonds           States           092
                    Canada    93,933,434     2.54
                    United    54,100,937     1.46
                    Kingdom
                    Mexico    36,698,040     0.99
                    Indonesia 29,792,350     0.81
                    Luxembour 21,226,594     0.57
                    g
                    Australia 17,421,700     0.47
                    Bermuda   13,460,175     0.36
                    China      8,932,550     0.24
                    Brazil     8,125,750     0.22
                    Netherlan  5,946,625     0.16
                    ds
                    Greece     4,452,300     0.12
                    Argentina  3,870,200     0.11
                    Ecuador    2,658,338     0.07

    Sub-total                 3,127,079,    84.45
                                     085
                                             0.00
                    United    215,132,81     5.81
                    States             8
    Preferred       Canada     6,223,000     0.17
    Stock
                    Germany    5,467,625     0.15

    Sub-total                 226,823,44     6.13
                                       3
                                             0.00
    Units           United    57,304,206     1.55
                    States
                    Australia 15,891,600     0.43
                    Brazil     6,833,750     0.18
                    United     3,765,400     0.10
                    Kingdom

    Sub-total                 83,794,956     2.26

    Convertible     United    50,694,541     1.37
    Bonds           States
                    United     8,726,400     0.23
                    Kingdom

    Sub-total                 59,420,941     1.60
                                             0.00
    Common Stock    United    42,945,827     1.16
                    States
                    Canada     1,194,000     0.03

    Sub-total                 44,139,827     1.19

    Brady Bonds     Argentina  9,196,799     0.25
                    Mexico     9,162,579     0.25
                    Brazil     6,542,184     0.18
                    Venezuela  3,042,813     0.08
                    Bulgaria   2,203,200     0.06
                    Ecuador      536,475     0.01

    Sub-total                 30,684,050     0.83
                                             0.00
    Short-term      U.S.A.    30,000,000     0.81
                                             0.00
    Convertible-    U.S.A.     7,838,238     0.21
    Preferred
    Stocks
                    U.S.A.                   0.00
    Warrants        U.S.A.     5,242,616     0.14
                                             0.00
    Foreign         Russia     4,518,038     0.12
    Government
    Bonds
                    South        363,808     0.00
                    Africa
                    Peru         337,325     0.00

    Sub-total                  5,219,171     0.14
    Options,
    Futures and
    Other
    Derivatives
    Cash, Deposit             82,572,602     2.24
    and Other
    Assets (After
    deduction of
    liabilities)
         Total                3,702,814,   100.00
                                     929
        (Net Asset             (\442,301
    Value)                      million)

    Note:
    Investment
    ratio is
    calculated by
    dividing each
    asset at its
    market value
    by the

    total Net
    Asset Value of
    the Fund.  The
    same applies
    hereinafter.


(B)  Results of Past Operations
 (1) Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of the
     following fiscal years and at the end of each month
     within one year prior to the end of        August, 1997 is
as
     follows:

(Note)    Operations of Class M Shares were commenced on
     December 1, 1994.
 (2)  Record of Distributions Paid
          Period                        Amount of Dividend
     paid per Share
      1st Fiscal Year  (12/1/94 - 11/30/95)       $0.98
     (Yen       117)
      2nd Fiscal Year (12/1/95 - 11/30/96)        $0.88
     (Yen       105)

     Record of distribution paid from December 1996 to August
               1997 are as follows:

(C)  Record of Sales and Repurchases
          Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of each Fiscal Year are as follows:

                  Number of    Number of    Number of
                 Shares Sold    Shares     Outstanding
                              Repurchased     Shares
                 2,370,932      259,901    2,111,031
     1st Fiscal        (0)          (0)          (0)
     Year
                 47,178,747   1,098,778    48,197,000
     2nd Fiscal  42,967,350     252,350    42,715,000
     Year
       Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.
II. OUTLINE OF THE TRUST

1.   Trust
(A)  Law of Place of Incorporation
          The Trusty is a Massachusetts business trust
     organized in Massachusetts, U.S.A. on January 13, 1996.
          Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.
          The Trust is an open-end       , deversified management
     company under the Investment Company Act of 1940.
(B)  Outline of the Supervisory Authority
          Refer to I - l (B) Outline of the Supervisory
     Authority.
(C)  Purpose of the Trust
          The purpose of the Trust is to provide investors a managed investment primarily in securities, debt instruments and other instruments and rights of a
     financial character.
(D)  History of the Trust
                                   January 13, 1986:
                              Date of initial Agreement and
                              Declaration of Trust
                                   April 1, 1992:
                              Change of the Trust's name
                                   May 5, 1994:
                              Date of Amended and Restated
                              Agreement and Declaration of
                              Trust
(E)  Amount of Capital Stock
          Not applicable.
(F)  Structure of the management of the Trust
          The Trustees are responsible for generally
     overseeing the conduct of the Fund's business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry
     out that responsibility.  The number of Trustees is fixed
     by the Trustees and may not be less than three.  A
     Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Trust. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the
     next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.
          The Trusteesof the Trust are authorized by the Agreement and Declaration of Trust to issue shares of the Trust in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or
     relative rights and privileges as the Trustees may
     determine.
          Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Trust, to the extent provided therein (v) with
     respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust
     or the shareholders, and (vii) with respect to such additional matters relating to the Trust as may be required by the Agreement and Declaration of Trust, the Bylaws of the Trust, or any registration of the Trust with the Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the
     Trustees without vote of the shareholders of the Trust.
          On any matter submitted to a vote of shareholders,
     all shares of the Trust then entitled to vote are voted
     in the aggregate as a single class without regard to
     series or classes of shares, except (1) when required by
     the Investment Company Act of 1940, as amended, or when
     the Trustees hall have determined that the matter affects one or more series or classes of shares materially differently, share are voted by individual series or class; and (2) when the Trustees have determined that the matter affects on the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting.
          Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to veto on a particular matter is a quorum for the transaction of business on that
     matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote
     or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the
     Trustees are authorized to fix record dates, which may
     not be more then 90 days before the date of any meeting
     of shareholders or more than 60 days before the date of payment of any dividend or other distribution.
          The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Trust. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk
     of the Trust, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any
     meeting of the Trustees, or by one or more writings
     signed by such a majority.
          Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.
          At any meeting of Trustees, a majority of the
     Trustees then in office shall constitute a quorum.
     Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in
     office.
          Subject to a favorable majority shareholder vote (as
     defined        in the Agreement and Declaration of Trust),
the
     Trustees may contract for exclusive or nonexclusive
     advisory and/or management services with any corporation, trust, association, or other organization.
          The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Trust under the circumstances and on the terms specified therein.
          The Trust may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders.  Any series of shares may be terminated
     at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of
     such series.
          The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Trust, and is qualified in its entirety by reference to each of those documents.
(G)  Information Concerning Major Shareholders
          Not applicable.
(H)  Information Concerning Directors, Officers and Employees
     (1)        Trustees and Officers of the Trust
                                                      Shares
Name           Office and               Resume        Owned
               Title
George Putnam  Chairman   present: Chairman and       Class A
               and              Director of Putnam
       70,198.8
               President        Management and        39
                                Putnam Mutual Funds
                                Corp.
                                Director, Marsh &
                                McLennan Companies,
                                Inc.
William F.     Vice       present: Professor of       Class A
Pounds         Chairman         Management, Alfred    17,
                                P. Sloan School of
       893.266
                                Management,
                                Massachusetts
                                Institute of
                                Technology
Jameson Adkins Trustee    present: President, Baxter  Class A
Baxter                          Associates, Inc.             5,

       404.051
Hans H. Estin  Trustee    present: Vice Chairman,     Class A
                                North American        18
                                Management Corp.             .088
Elizabeth T.   Trustee    present: President          Class A
Kennan                          Emeritus and                 36
                                Professor, Mount
       9.273
                                Holyoke College
Lawrence J.    Trustee    present: President, Chief   0
Lasser         and Vice         Executive Officer
               President        and Director of
                                Putnam Investments,
                                Inc. and Putnam
                                Director, Marsh &
                                MclLennan Companies,
                                Inc.
John A. Hill   Trustee    present: Chairman and       Class A
                                Managing Director,           18
                                First Reserve
       3.235
                                Corporation
Ronald J.      Trustee    present: Former Chairman,   Class A
Jackson                         President and Chief   11
                                Executive Officer of
       8.096
                                Fisher-Price, Inc.,
                                Director of Safety
                                1st, Inc.,
                                Trustee of Salem
                                Hospital and the
                                Peabody Essex Museum
Robert E.      Trustee    present: Executive Vice     Class A
Patterson                       President and         16,
                                Director of
       895.670
                                Acquisitions, Cabot
                                Partners Limited
                                Partnership
Donald S.      Trustee    present: Director of        Class A
Perkins                         various                      3,
                                corporations,
       900.636
                                including Cummins
                                Engine Company,
                                Lucent Technologies,
                                Inc., Springs
                                Industries, Inc. and
                                Time Warner Inc.
George Putnam, Trustee    present: President, New     Class A
III                             Generation Research,  2,
                                Inc.
       907.961
A.J.C. Smith   Trustee    present: Chairman and       Class A
                                Chief Executive       308.777
                                Officer, Marsh &
                                McLennan Companies,
                                Inc.
W. Thomas      Trustee    present: President and      0
Stephens                        Chief Executive
                                Officer of MacMillan
                                Bloedel Ltd.
                                Director of Mail-
                                Well Inc.  Qwest
                                Communications, The
                                Eagle Picher Trust
                                and Public Service
                                Company of Colorado
W. Nicholas    Trustee    present: Director of        Class A
Thorndike                       various corporations  14
                                and charitable
       8.420
                                organizations,
                                including Data
                                General Corporation,
                                Bradley Real Estate,
                                Inc. and Providence
                                Journal Co.  Trustee
                                of Massachusetts
                                General Hospital and
                                Eastern Utilities
                                Associations
Charles E.     Executive  present: Managing Director  0
Porter         Vice             of Putnam
               President        Investments, Inc.
                                and Putnam
                                Management
Patricia C.    Senior     present: Senior Vice               40
Flaherty       Vice             President of Putnam
               President        Investments, Inc.
                                and Putnam
                                Management
William N.     Vice       present: Director and       0
Shiebler       President        Senior Managing
                                Director of Putnam
                                Investments, Inc.
                                President and
                                Director of Putnam
                                Mutual Funds
Gordon H.      Vice       present: Director and       Class A
Silver         President        Senior Managing       2,
                                Director of Putnam           7
                                Investments, Inc.
       68.346
                                and Putnam
                                Management
Paul M. O'Neil Vice       present: Vice President of  0
               President        Putnam Investments,
                                Inc. and Putnam
                                Management
John D. Hughes Vice       present  Senior Vice        0
               President        President of Putnam
               and              Management
               Treasurer
Beverly Marcus Clerk and        N/A                          0
               Assistant
               Treasurer
     (2) Employees of the Trust
          The Trust does not have any employees.
(I)  Description of Business and Outline of Operation
          The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Putnam Investment Management, Inc., the Fund's investment management company, to render investment management services, and Putnam Fiduciary Trust Company, to keep the assets of the Fund in custody and to act as the Investor Servicing Agent.
(J)  Miscellaneous
     (1)  Changes of Trustees and Officers
              Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.
     (2) Amendment to the Agreement and Declaration of Trust Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.
     (3)  Litigation and Other Significant Events
              Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Trust is November 30. The Trust is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2.   Putnam Investment Management, Inc. (Investment Management
     Company)
 (A) Law of Place of Incorporation
     Putnam is incorporated under the General Corporation Law of The Commonwealth of Massachusetts, U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.
     Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the SEC.
(B)  Outline of the Supervisory Authority
     Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940. Putnam is regulated under the Investment Advisers Act.
(C) Purpose of the Company
     Investment Management Company's sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.
(D)  History of the Company
     Investment Management Company is one of America's oldest and largest money management firms. Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk Investment Management Company has been managing mutual funds since 1937.
     Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with over $177.3 billion in assets in nearly 9 million shareholder accounts at the end of August, 1997. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.
     Putnam Investment Management Inc., Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.
(E)  Amount of Capital Stock  (as of the end of August, 1997)
     1.   Amount of Capital (issued capital stock at par
          value):
          Common Stock 1,000 shares at $1 par value
     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares
     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares
     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years):
                                    Amount of Capital
                Year        (Total Stockholders' Equity in
Thousands)
         End of 1991                $46,068,726
         End of 1992                $42,618,341
         End of 1993                $49,847,760
         End of 1994                $48,149,491
         End of 1995                $45,521,351
         End of 1996                $45,817,658
(F)  Structure of the Management of the Company
     Investment Management Company is ultimately managed by its Board of Directors, which is elected by its shareholders.
     Each Fund of Investment Management Company managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, Investment Management Company's High Yield Securities Group), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities. The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.
     In selecting portfolio securities for the Fund, Investment Management Company looks for high yield bonds that represent attractive values based on careful issue-by-issue credit analysis and hundreds of onsite visits and other contacts with issuers every year. Investment Management Company is one of the largest managers of high yield debt securities in the United States. The High Yield Bond Group comprises 17 investment professionals.
(G)  Information Concerning Major Shareholders
     As of the end of August, 1997, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc. See subsection D above.
(H)  Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

      List of Officers and Directors of Putnam Investment
           Management, Inc. (       as of the filing date)
                     Position with
           Name      Putnam                Other Business
                     Investment     Affiliation
                     Management,
                     Inc.
     Putnam, George  Chairman       Chairman of Putnam Mutual
                                    Funds Corp.
     Lasser,         President and
     Lawrence J.     Director
     Silver, Gordon  Director and   Putnam Fiduciary Trust
     H.              Senior         Company
                     Managing       Senior Administrative
                     Director       Officer and Director of
                                    Putnam Mutual Funds Corp.
     Burke, Robert   Director and   Senior Managing Director of
     W.              Senior         Putnam Mutual Funds Corp.
                     Managing
                     Director
     Carman, Peter   Director and
                     Senior
                     Managing
                     Director
     Coburn, Gary N. Senior
                     Managing
                     Director
     Ferguson, Ian   Senior
     C.              Managing
                     Director
     Spiegel, Steven Director and   Senior Managing Director of
                     Senior         Putnam Mutual Funds Corp.
                     Managing
                     Director
     Anderson, Blake Managing
     E.              Director
     Bankart, Alan   Managing
     J.              Director
     Bogan, Thomas   Managing
                     Director
     Browchuk, Brett Managing
                     Director
     Collman,        Managing       Managing Director of Putnam
     Kathleen M.     Director       Mutual Funds Corp.
     Curtin, William Managing
     J.              Director

     D'Alelio,       Managing
     Edward H.       Director
     DeTore, John A. Managing       Managing Director of Putnam
                     Director       Fiduciary Trust Company
     Durgarian,      Managing       Director and Managing
     Karnig H.       Director       Director of Putnam Fiduciary
                                    Trust Company
     Estevens, Irene Managing
     M.              Director
     Ho, Jin W.      Managing
                     Director
     Hurley, William Managing       Managing Director of Putnam
     J.              Director       Mutual Funds Corp.
     Jacobs, Jerome  Managing
     J.              Director
     Kearney, Mary   Managing       Managing Director of Putnam
     E.              Director       Mutual Funds Corp.
     Kohli, D.       Managing
     William         Director
     Kreisel,        Managing
     Anthony I.      Director
     Landes, William Managing
     J.              Director
     Maloney, Kevin  Managing
     J.              Director
     Martino,        Managing
     Michael         Director
     Maxwell, Scott  Managing
     M.              Director
     McGue, William  Managing
     F.              Director
     McMullen, Carol Managing
                     Director
     Miller, Daniel  Managing
     L.              Director
     Montgomery,     Managing
     Kenneth         Director
     Morgan Jr.,     Managing       Managing Director of Putnam
     John J.         Director       Fiduciary Trust Company
     Mullaney,       Managing
     Michael A.      Director
     O'Donnell Jr.,  Managing
     C. Patrick      Director
     Peacher,        Managing
     Stephen C.      Director
     Porter, Charles Managing
     E.              Director
     Reilly, Thomas  Managing
     V.              Director
     Scott, Justin   Managing       Managing Director of Putnam
     M.              Director       Fiduciary Trust Company
     Talannian, John Managing       Managing Director of Putnam
     C.              Director       Mutual Funds Corp.
     Woolverton,     Managing       Managing Director of Putnam
     William H.      Director       Mutual Funds Corp.
     Asher, Steven   Senior Vice    Senior Vice President of
     E.              President      Putnam Mutual Funds Corp.
     Baumback,       Senior Vice
     Robert K.       President
     Beck, Robert R. Senior Vice
                     President
     Bousa, Edward   Senior Vice
     P.              President
     Bresnahan,      Senior Vice    Senior Vice President of
     Leslee R.       President      Putnam Mutual Funds Corp.
     Burns, Cheryl   Senior Vice
     A.              President
     Cassaro, Joseph Senior Vice
     A.              President
     Chapman, Susan  Senior Vice
                     President
     Cotner, Beth C. Senior Vice
                     President
     Curran, Peter   Senior Vice    Senior Vice President of
     J.              President      Putnam Mutual Funds Corp.
     Dalferro, John  Senior Vice
     R.              President
     Daly, Kenneth   Senior Vice    Senior Vice President of
     L.              President      Putnam Mutual Funds Corp.
     England,        Senior Vice
     Richard B.      President
     Fitzgerald,     Senior Vice
     Michael T.      President
     Flaherty,       Senior Vice    Senior Vice President of
     Patricia C.     President      Putnam Mutual Funds Corp.
     Francis,        Senior Vice
     Jonathan H.     President
     Frucci, Richard Senior Vice    Senior Vice President of
     M.              President      Putnam Fiduciary Trust
                                    Company
     Fullerton,      Senior Vice    Senior Vice President of
     Brian J.        President      Putnam Mutual Funds Corp.
     Gillis, Roland  Senior Vice
                     President
     Goodwin, Kim C. Senior Vice
                     President
     Grant, Peter J. Senior Vice    Senior Vice President of
                     President      Putnam Fiduciary Trust
                                    Company
     Grim, Daniel J. Senior Vice
                     President
     Haagensen, Paul Senior Vice
     E.              President
     Halperin,       Senior Vice
     Matthew C.      President
     Han, Billy P.   Senior Vice
                     President
     Healey, Deborah Senior Vice
     R.              President
     Joseph, Joseph  Senior Vice
     P.              President
     Joyce, Kevin M. Senior Vice    Senior Vice President of
                     President      Putnam Mutual Funds Corp.
     Kamshad, Omid   Senior Vice
                     President
     Kay, Karen R.   Senior Vice    Clerk, Director and Senior
                     President      Vice President of Putnam
                                    Fiduciary Trust Company
     King, David L.  Senior Vice
                     President
     Kirson, Steven  Senior Vice
     L.              President
     Lindsey,        Senior Vice
     Jeffrey R.      President
     Lukens, James   Senior Vice
     W.              President
     Manning, Howard Senior Vice
     K.              President
     Matteis, Andrew Senior Vice
     S.              President
     McAuley,        Senior Vice
     Alexander J.    President
     McDonald,       Senior Vice
     Richard E.      President
     Meehan, Thalia  Senior Vice
                     President
     Mikami, Darryl  Senior Vice
                     President
     Mockard, Jeanne Senior Vice
     L.              President
     Mufson, Michael Senior Vice
     J.              President
     Mullin, Hugh H. Senior Vice
                     President
     Netols, Jeffrey Senior Vice    Senior Vice President of
     W.              President      Putnam Fiduciary Trust
                                    Company
     Nguyen, Triet   Senior Vice
     M.              President
     Paine, Robert   Senior Vice
     M.              President
     Pohl, Charles   Senior Vice
     G.              President
     Pollard, Mark   Senior Vice
     D.              President
     Powers, Neil J. Senior Vice
                     President
     Quinton, Keith  Senior Vice
     P.              President
     Ray,            Senior Vice
     Christopher A.  President
     Reeves, William Senior Vice
     H.              President
     Rosalanko,      Senior Vice
     Thomas J.       President
     Ruys de Perez,  Senior Vice    Senior Vice President of
     Charles A.      President      Putnam Fiduciary Trust
                                    Company
     Schwister, Jay  Senior Vice    Senior Vice President of
     E.              President      Putnam Fiduciary Trust
                                    Company
     Senter, Max S.  Senior Vice    Senior Vice President of
                     President      Putnam Fiduciary Trust
                                    Company
     Simon, Sheldon  Senior Vice
     N.              President
     Smith Jr., Leo  Senior Vice
     J.              President
     Smith, Margaret Senior Vice
     D.              President
     Storkerson,     Senior Vice    Senior Vice President of
     John K.         President      Putnam Fiduciary Trust
                                    Company
     Strumpf, Casey  Senior Vice
                     President
     Sullivan, Roger Senior Vice
     R.              President
     Swanberg,       Senior Vice
     Charles H.      President
     Swift, Robert   Senior Vice
                     President
     Taubes, Kenneth Senior Vice    Senior Vice President of
     J.              President      Putnam Fiduciary Trust
                                    Company
     Thomas, David   Senior Vice
     K.              President
     Thomsen,        Senior Vice    Senior Vice President of
     Rosemary H.     President      Putnam Fiduciary Trust
                                    Company
     Tibbetts,       Senior Vice    Senior Vice President of
     Richard B.      President      Putnam Mutual Funds Corp.
     Till, Hilary F. Senior Vice
                     President
     Van Vleet,      Senior Vice
     Charles C.      President
     Verani, John R. Senior Vice    Senior Vice President of
                     President      Putnam Fiduciary Trust
                                    Company
     Weinstein,      Senior Vice
     Michael R.      President
     Weiss, Man      Senior Vice
     vuel            President
     Wheeler, Diane  Senior Vice
     D.F.            President
     Wyke, Richard   Senior Vice
     P.              President
     Zukowski,       Senior Vice
     Gerald S.       President
     Lucey, Robert   Direcor and
     F.              Senior
                     Managing
                     Director
     Lucey, Thomas   Direcor and
     J.              Senior
                     Managing
                     Director
     Shiebler,       Direcor and
     Williams N.     Senior
                     Managing
                     Director
     Boneparth, John Managing
     F.              Director
     Eisenkraft,     Managing
     Gail A.         Director
     Erickson, James Managing
     E.              Director
     Esposito,       Managing
     Vincent         Director
     Goodman, Robert Managing
                     Director
     Haslett, Thomas Managing
                     Director
     Littauer,       Managing
     Thomas W.       Director
     Miller, Janis   Managing
     E.              Director
     Miller, Jeffrey Managing
     M.              Director
     Nelson,         Managing
     Alexander L.    Director
     Palombo, Joseph Managing
     R.              Director
     Sharpless,      Managing
     Kathy G.        Director
     Tambone, James  Managing
     S.              Director
     Tasiopoulos,    Managing
     Louis           Director
     Turpin, Thomas  Managing
     M.              Director
     Watanabe,       Managing
     Takehiko        Director
     Zieff, William  Managing
                     Director
     Abbott,         Senior Vice
     Christopher C.  President
     Alders,         Senior Vice
     Christopher A.  President
     Avery, Scott A. Senior Vice
                     President
     Bacon, James R. Senior Vice
                     President
     Bartlett, John  Senior Vice
     L.              President
     Bearden, Dale   Senior Vice
                     President
     Brockelman,     Senior Vice
     James D.        President
     Buckner, Gail   Senior Vice
     D.              President
     Connelly,       Senior Vice
     Donald A.       President
     Corvinus, F.    Senior Vice
     Nicholas        President
     Crain, Kevin,   Senior Vice
     F.              President
     Craven, Joseph  Senior Vice
     P.              President
     Demmler, Joseph Senior Vice
     L.              President
     Dolan, Marjorie Senior Vice
     A.              President
     Edlin, David B. Senior Vice
                     President
     English, James  Senior Vice
     M.              President
     Eurkus, David   Senior Vice
     J.              President
     Feldman, Susan  Senior Vice
     H.              President
     Fichera, Paul   Senior Vice
     F.              President
     Fisher, C.      Senior Vice
     Nancy           President
     Fishman,        Senior Vice
     Mitchell B.     President
     Geissler,       Senior Vice
     Mauricia A.     President
     Gennaco, Joseph Senior Vice
     P.              President
     George, Bruce   Senior Vice
     D.              President
     Gould, Jeffrey  Senior Vice
     L.              President
     Halloran,       Senior Vice
     Thomas W.       President
     Hearns, Dennis  Senior Vice
     P.              President
     Hill, Donald R. Senior Vice
                     President
     Hochstein, Bess Senior Vice
     J.M.            President
     Hughes, Carolyn Senior Vice
                     President
     Jacobsen,       Senior Vice
     Dwight D.       President
     Kirk, Deborah   Senior Vice
     H.              President
     Knutzen, Erik   Senior Vice
     L.              President
     Kondracki,      Senior Vice
     Alexander A.    President
     Kreutzberg,     Senior Vice
     Howard H.       President
     Lathrop, James  Senior Vice
     D.              President
     Lewandowski,    Senior Vice
     Edward V.       President
     Lucas, Peter V. Senior Vice
                     President
     McKenna, Mark   Senior Vice
     J.              President
     Miller, Bart D. Senior Vice
                     President
     Moret, Mitchell Senior Vice
     L.              President
     Morgan, Kelly   Senior Vice
     A.              President
     Morrice, Mary   Senior Vice
     Ann             President
     O'Brien,        Senior Vice
     Kristen P.      President
     O'Shea, Kevin   Senior Vice
     L.              President
     Olson, Charles  Senior Vice
     R.              President
     Phoenix, Joseph Senior Vice
                     President
     Picher, Suzanne Senior Vice
     N.              President
     Present, Howard Senior Vice
     B.              President
     Puddle, David   Senior Vice
     G.              President
     Rio, George A.  Senior Vice
                     President
     Rowe, Robert B. Senior Vice
                     President
     Rowell, Kevin   Senior Vice
     A.              President
     Rudinoff, Paul  Senior Vice
     J.              President
     Saunders,       Senior Vice
     Catherine A.    President
     Schultz,        Senior Vice
     Mitchell D.     President
     Soester, Tricia Senior Vice
                     President
     Stanojev,       Senior Vice
     Nicholas T.     President
     Sullivan , Guy  Senior Vice
                     President
     Svensson, Lisa  Senior Vice
     A.              President
     Vander Linde,   Senior Vice
     Douglas J.      President
     Whiston, Sandra Senior Vice
     C.              President
     (I) Description of Business and Outline of Operation Investment Management Company is engaged in the business of providing investment management and investment
     advisory services to mutual funds.  As of       the end of
     August, 1997, Investment Management Company managed,
   advised, and/or administered the following        101 funds
and
    fund portfolios (having an aggregate net asset value of
                approximately $       177.3 billion):


                                    (As of the end of August,
                             1997
            Name         Month/Da Principa  Total   Net
                          te/Year     l      Net   Asset
                         Establis Characte  Asset  Value
                            hed    ristics  Value   per
                                             ($    share
                                           millio   ($)
                                             n)

1  The George Putnam       11/5/37 Open/Equ  2,548. 18.20
  Fund of Boston; A                  ity        60
2  The George Putnam       4/24.92 Open/Equ  883.10 18.09
  Fund of Boston; B                  ity
3  The George Putnam       12/1/94 Open/Equ  182.20 18.08
  Fund of Boston; M                  ity
4  The George Putnam       1/1/94  Open/Equ  346.60 18.22
  Fund of Boston; Y                  ity
5  Putnam AZ Tax Exempt    1/30/91 Open/Bon  123.20  9.14
  Income Fund; A                      d
6  Putnam AZ Tax Exempt    7/15/93 Open/Bon   29.10  9.13
  Income Fund; B                      d
7  Putnam AZ Tax Exempt    7/3/95  Open/Bon    0.60  9.15
  Income Fund; M                      d
8  Putnam American         3/1/85  Open/Bon  1,560.  8.59
  Government Income                   d         20
  Fund; A
9  Putnam American         5/20/94 Open/Bon    3.50  8.54
  Government Income                   d
  Fund; B
10 Putnam American         2/14/95 Open/Bon    0.10  8.59
  Government Income                   d
  Fund; M
11 Putnam Asia Pacific     2/20/91 Open/Equ  466.90 13.08
  Growth Fund; A                     ity
12 Putnam Asia Pacific     6/1/93  Open/Equ  195.80 12.86
  Growth Fund; B                     ity
13 Putnam Asia Pacific     2/1/95  Open/Equ    9.70 12.97
  Growth Fund; M                     ity
14 Putnam Asset            2/7/94  Open/Bal  631.40 11.75
  Allocation Balanced               anced
  Portfolio; A
15 Putnam Asset            2/11/94 Open/Bal  411.00 11.68
  Allocation Balanced               anced
  Portfolio; B
16 Putnam Asset            9/1/94  Open/Bal   65.00 11.63
  Allocation Balanced               anced
  Portfolio; C
17 Putnam Asset            2/6/95  Open/Bal   40.60 11.73
  Allocation Balanced               anced
  Portfolio; M
18 Putnam Asset            7/14/94 Open/Bal  221.90 11.75
  Allocation Balanced               anced
  Portfolio; Y
19 Putnam Asset            2/7/94  Open/Bal  286.10 10.28
  Allocation                        anced
  Conservative
  Portfolio; A
20 Putnam Asset            2/18/94 Open/Bal  130.80 10.23
  Allocation                        anced
  Conservative
  Portfolio; B
21 Putnam Asset            9/1/94  Open/Bal   27.50 10.22
  Allocation                        anced
  Conservative
  Portfolio; C
22 Putnam Asset            2/7/95  Open/Bal   18.10 10.29
  Allocation                        anced
  Conservative
  Portfolio; M
23 Putnam Asset            7/14/94 Open/Bal   11.90 10.25
  Allocation                        anced
  Conservative
  Portfolio; Y
24 Putnam Asset            2/8/94  Open/Bal  439.00 12.91
  Allocation Growth                 anced
  Portfolio; A
25 Putnam Asset            2/16/94 Open/Bal  330.00 12.75
  Allocation Growth                 anced
  Portfolio; B
26 Putnam Asset            9/1/94  Open/Bal   62.00 12.67
  Allocation Growth                 anced
  Portfolio; C
27 Putnam Asset            2/1/95  Open/Bal   31.00 12.77
  Allocation Growth                 anced
  Portfolio; M
28 Putnam Asset            7/14/94 Open/Bal  221.00 12.98
  Allocation Growth                 anced
  Portfolio; Y
29 Putnam Balanced         4/19/85 Open/Bal  574.40 11.27
  Retirement Fund; A                anced
30 Putnam Balanced         2/1/94  Open/Bal   73.40 11.20
  Retirement Fund; B                anced
31 Putnam Balanced         3/17/95 Open/Bal    7.10 11.23
  Retirement Fund; M                anced
32 Putnam CA Tax Exempt    4/29/83 Open/Bon  3,092.  8.63
  Income Fund; A                      d         00
33 Putnam CA Tax Exempt    1/4/93  Open/Bon  566.90  8.62
  Income Fund; B                      d
34 Putnam CA Tax Exempt    2/14/95 Open/Bon   13.80  8.62
  Income Fund; M                      d
35 Putnam VT: Asia         5/1/95  Open/Equ  133.60 10.48
  Pacific                            ity
36 Putnam VT:              9/15/93 Open/Bon  571.10 10.91
  Diversified                         d
37 Putnam VT: Glb Gr       5/1/90  Open/Equ  1,595. 18.06
                                     ity        70
38 Putnam VT: Global AA    2/1/88  Open/Bal  902.80 17.96
                                    anced
39 Putnam VT: Gr and Inc   2/1/88  Open/Bal  7,597. 26.71
                                    anced       80
40 Putnam VT: HY           2/1/88  Open/Bon  926.70 13.05
                                      d
41 Putnam VT: MM           2/1/88  Open/Bon  500.50  1.00
                                      d
42 Putnam VT: New          5/2/94  Open/Equ  2,247. 19.76
  Opportunities                      ity        20
43 Putnam VT: U.S. Govmt   2/1/88  Open/Bon  762.00 12.94
  and H. Qual.                        d
44 Putnam VT: Util G&I     5/1/92  Open/Bal  690.90 14.49
                                    anced
45 Putnam VT: Voyager      2/1/88  Open/Equ  4,086. 36.28
                                     ity        90
46 Putnam Capital          8/5/93  Open/Equ  733.50 20.86
  Appreciation Fund; A               ity
47 Putnam Capital          11/2/94 Open/Equ  752.80 20.64
  Appreciation Fund; B               ity
48 Putnam Capital          1/22/96 Open/Equ   53.10 20.68
  Appreciation Fund; M               ity
49 Putnam Convertible      6/29/72 Open/Bal  1,129. 23.05
  Income-Growth Trust;              anced       60
  A
50 Putnam Convertible      7/15/93 Open/Bal  239.80 22.83
  Income-Growth Trust;              anced
  B
51 Putnam Convertible      3/13/95 Open/Bal   14.50 22.91
  Income-Growth Trust;              anced
  M
52 Putnam Diversified      7/1/94  Open/Equ  233.90 13.51
  Equity Trust; A                    ity
53 Putnam Diversified      7/2/94  Open/Equ  282.70 13.38
  Equity Trust; B                    ity
54 Putnam Diversified      7/3/95  Open/Equ   20.60 13.43
  Equity Trust; M                    ity
55 Putnam Diversified      10/3/88 Open/Bon   2.043 12.44
  Income Trust; A                     d
56 Putnam Diversified      3/1/93  Open/Bon    2.32 12.39
  Income Trust; B                     d
57 Putnam Diversified      12/1/94 Open/Bon    4.28 12.41
  Income Trust; M                     d
58 Putnam Equity Income;   6/15/77 Open/Bal  782.20 15.22
  A                                 anced
59 Putnam Equity Income;   9/13/93 Open/Bal  406.20 15.13
  B                                 anced
60 Putnam Equity Income;   12/2/94 Open/Bal   43.40 15.14
  M                                 anced
61 Putnam Europe Growth;   9/7/90  Open/Equ  348.50 18.71
  A                                  ity
62 Putnam Europe Growth;   2/1/94  Open/Equ  284.60 18.30
  B                                  ity
63 Putnam Europe Growth;   12/1/94 Open/Equ  16,536 18.39
  M                                  ity       .00
64 Putnam FL Tax Exempt    8/24/90 Open/Bon  233.20  9.29
  Income Fund; A                      d
65 Putnam FL Tax Exempt    1/4/93  Open/Bon   62.00  9.28
  Income Fund; B                      d
66 Putnam FL Tax Exempt    5/1/95  Open/Bon    1.50  9.28
  Income Fund; M                      d
67 Putnam Federal Income   6/2/86  Open/Bon  347.00 10.02
  Trust; A                            d
68 Putnam Federal Income   6/6/94  Open/Bon   12.20  9.98
  Trust; B                            d
69 Putnam Federal Income   4/12/95 Open/Bon    0.90 10.02
  Trust; M                            d
70 Putnam Global           6/1/87  Open/Bon  316.30 13.78
  Governmental Income                 d
  Trust; A
71 Putnam Global           2/1/94  Open/Bon   41.10 13.73
  Governmental Income                 d
  Trust; B
72 Putnam Global           3/17/95 Open/Bon    2.50 13.72
  Governmental Income                 d
  Trust; M
73 Putnam Global Growth    9/1/67  Open/Equ  2,635. 12.10
  Fund; A                            ity        90
74 Putnam Global Growth    4/27/92 Open/Equ  1,669. 11.73
  Fund; B                            ity        60
75 Putnam Global Growth    3/1/95  Open/Equ   41.00 12.01
  Fund; M                            ity
76 Putnam Global Growth    6/15/94 Open/Equ   46.40 12.27
  Fund; Y                            ity
77 Putnam Growth and       1/5/95  Open/Bal  958.70 14.38
  Income Fund II; A                 anced
78 Putnam Growth and       1/5/95  Open/Bal  1,144. 14.27
  Income Fund II; B                 anced       90
79 Putnam Growth and       1/5/95  Open/Bal  140.80 14.31
  Income Fund II; M                 anced
80 The Putnam Fund for     11/6/57 Open/Bal  16,051 20.87
  Growth and Income; A              anced      .10
81 The Putnam Fund for     4/27/92 Open/Bal  13,137 20.64
  Growth and Income; B              anced      .20
82 The Putnam Fund for     5/1/95  Open/Bal  320.90 20.77
  Growth and Income; M              anced
83 The Putnam Fund for     6/15/94 Open/Bal  436.50 20.90
  Growth and Income; Y              anced
84 Putnam High Yield       3/25/86 Open/Bon  1,322.  9.89
  Advantage Fund; A                   d         00
85 Putnam High Yield       5/16/94 Open/Bon  984.90  9.85
  Advantage Fund; B                   d
86 Putnam High Yield       12/1/94 Open/Bon   1.389  9.88
  Advantage Fund; M                   d
87 Putnam High Yield      12/14/78 Open/Bon  3,258. 12.89
  Trust; A                            d         20
88 Putnam High Yield       3/1/93  Open/Bon  1,226. 12.84
  Trust; B                            d         40
89 Putnam High Yield       7/3/95  Open/Bon   24.30 12.88
  Trust; M                            d
90 Putnam Health           5/28/82 Open/Equ  1,679. 55.83
  Sciences Trust; A                  ity        60
91 Putnam Health           3/1/93  Open/Equ  567.90 54.00
  Sciences Trust; B                  ity
92 Putnam Health           7/3/95  Open/Equ   23.60 55.48
  Sciences Trust; M                  ity
93 Putnam Income Fund; A   11/1/54 Open/Bon  1,227.  7.05
                                      d         90
94 Putnam Income Fund; B   3/1/93  Open/Bon  386.10  7.02
                                      d
95 Putnam Income Fund; M  12/14/94 Open/Bon   28.90  7.02
                                      d
96 Putnam Income Fund; Y   2/12/94 Open/Bon  137.70  7.06
                                      d
97 Putnam Intermediate     2/16/93 Open/Bon  134.00  4.86
  US Government Income                d
  Fund; A
98 Putnam Intermediate     2/16/93 Open/Bon   64.70  4.86
  US Government Income                d
  Fund; B
99 Putnam Intermediate     4/3/95  Open/Bon    4.90  4.87
  US Government Income                d
  Fund; M
10 Putnam International    1/3/95  Open/Equ  784.90 12.64
  New Opportunities                  ity
  Fund; A
10 Putnam International    7/21/95 Open/Equ  990.50 12.51
  New Opportunities                  ity
  Fund; B
10 Putnam International    7/21/95 Open/Equ   84.00 12.57
  New Opportunities                  ity
  Fund; M
10 Putnam Investors        12/1/95 Open/Equ  1,727. 11.31
  Fund; A                            ity        10
10 Putnam Investors        3/1/93  Open/Equ   27.20 10.96
  Fund; B                            ity
10 Putnam Investors        12/2/94 Open/Equ   28.60 11.18
  Fund; M                            ity
10 Putnam MA Tax Exempt   10/23/89 Open/Bon  284.50  9.47
  Income Fund; A                      d
10 Putnam MA Tax Exempt    7/15/93 Open/Bon   90.90  9.46
  Income Fund; B                      d
10 Putnam MA Tax Exempt    5/12/95 Open/Bon    2.70  9.46
  Income Fund; M                      d
10 Putnam MI Tax Exempt   10/23/89 Open/Bon  144.70  9.24
  Income Fund; A                      d
11 Putnam MI Tax Exempt    7/15/93 Open/Bon   36.00  9.22
  Income Fund; B                      d
11 Putnam MI Tax Exempt    4/17/95 Open/Bon    1.00  9.23
  Income Fund; M                      d
11 Putnam MN Tax Exempt   10/23/89 Open/Bon  100.30  9.08
  Income Fund; A                      d
11 Putnam MN Tax Exempt    7/15/93 Open/Bon   37.10  9.05
  Income Fund; B                      d
11 Putnam MN Tax Exempt    4/3/95  Open/Bon    1.40  9.07
  Income Fund; M                      d
11 Putnam Money Market     10/1/76 Open/Bon  2,231.  1.00
  Fund; A                             d         50
11 Putnam Money Market     4/27/92 Open/Bon  479.70  1.00
  Fund; B                             d
11 Putnam Money Market     12/8/94 Open/Bon   64.70  1.00
  Fund; M                             d
11 Putnam Municipal        5/22/89 Open/Bon  813.30  9.12
  Income Fund; A                      d
11 Putnam Municipal        1/4/93  Open/Bon  486.30  9.11
  Income Fund; B                      d
12 Putnam Municipal        12/1/94 Open/Bon   12.70  9.11
  Income Fund; M                      d
12 Putnam NJ Tax Exempt    2/20/90 Open/Bon  225.80  9.14
  Income Fund; A                      d
12 Putnam NJ Tax Exempt    1/4/93  Open/Bon    9.50  9.13
  Income Fund; B                      d
12 Putnam NJ Tax Exempt    5/1/95  Open/Bon    0.60  9.14
  Income Fund; M                      d
12 Putnam NY Tax Exempt    9/2/83  Open/Bon  1,770.  8.95
  Income Fund; A                      d         60
12 Putnam NY Tax Exempt    1/4/93  Open/Bon  226.10  8.93
  Income Fund; B                      d
12 Putnam NY Tax Exempt    4/10/95 Open/Bon    1.80  8.95
  Income Fund; M                      d
12 Putnam NY Tax Exempt    11/7/90 Open/Bon  165.70  9.04
  Opportunities Fund; A               d
12 Putnam NY Tax Exempt    2/1/94  Open/Bon   54.60  9.03
  Opportunities Fund; B               d
12 Putnam NY Tax Exempt    2/10/95 Open/Bon    2.30  9.02
  Opportunities Fund; M               d
13 Putnam Global Natual    7/24/80 Open/Equ  242.00 22.13
  Resources Fund; A                  ity
13 Putnam Global Natual    2/1/94  Open/Equ  142.30 21.77
  Resources Fund; B                  ity
13 Putnam Global Natual    7/3/95  Open/Equ    7.90 22.00
  Resources Fund; M                  ity
13 Putnam New              8/31/90 Open/Equ  7,757. 46.37
  Opportunities Fund; A              ity        00
13 Putnam New              3/1/93  Open/Equ  6,558. 44.87
  Opportunities Fund; B              ity        40
13 Putnam New              12/1/94 Open/Equ  356.00 45.75
  Opportunities Fund; M              ity
13 Putnam New              7/19/94 Open/Equ  180.30 46.75
  Opportunities Fund; Y              ity
13 Putnam OH Tax Exempt   10/23/89 Open/Bon  184.90  9.11
  Income Fund; A                      d
13 Putnam OH Tax Exempt    7/15/93 Open/Bon   49.50  9.09
  Income Fund; B                      d
13 Putnam OH Tax Exempt    4/3/95  Open/Bon    1.00  9.11
  Income Fund; M                      d
14 Putnam OTC & Emerging   11/1/82 Open/Equ  2,175. 15.90
  Growth Fund; A                     ity        90
14 Putnam OTC & Emerging   7/15/93 Open/Equ  1,108. 15.32
  Growth Fund; B                     ity        70
14 Putnam OTC & &          12/2/94 Open/Equ  174.60 15.65
  Emerging Growth Fund;              ity
  M
14 Putnam International    2/28/91 Open/Equ   83.83 17.25
  Growth Fund; A                     ity
14 Putnam International    6/1/94  Open/Equ  576.46 16.98
  Growth Fund; B                     ity
14 Putnam International    12/1/94 Open/Equ  68.964 17.15
  Growth Fund; M                     ity
14 Putnam PA Tax Exempt    7/21/89 Open/Bon  187.90  9.35
  Income Fund; A                      d
14 Putnam PA Tax Exempt    7/15/93 Open/Bon   79.90  9.34
  Income Fund; B                      d
14 Putnam PA Tax Exempt    7/3/95  Open/Bon    1.00  9.36
  Income Fund; M                      d
14 Putnam Preferred        1/4/84  Open/Bon  114.80  8.96
  Income Fund; A                      d
15 Putnam Preferred        4/20/95 Open/Bon    7.60  8.93
  Income Fund; M                      d
15 Putnam Tax Free         9/20/93 Open/Bon  617.00 14.40
  Income Fund HY; A                   d
15 Putnam Tax Free         9/9/85  Open/Bon  1,402. 14.40
  Income Fund HY; B                   d         70
15 Putnam Tax Free        12/29/94 Open/Bon   17.30 14.39
  Income Fund HY; M                   d
15 Putnam Tax Free         9/30/93 Open/Bon  214.80 15.27
  Income Fund Insured;                d
  A
15 Putnam Tax Free         9/9/85  Open/Bon  333.60 15.29
  Income Fund Insured;                d
  B
15 Putnam Tax Free         6/1/95  Open/Bon    1.80 15.27
  Income Fund Insured;                d
  M
15 Putnam Tax Exempt      12/31/76 Open/Bon  2,075.  9.06
  Income Fund; A                      d         20
15 Putnam Tax Exempt       1/4/93  Open/Bon  247.30  9.06
  Income Fund; B                      d
15 Putnam Tax Exempt       2/16/95 Open/Bon    7.50  9.08
  Income Fund; M                      d
16 Putnam Tax Exempt      10/26/87 Open/Bon   95.80  1.00
  Money Market Fund                   d
16 Putnam US Government    2/8/84  Open/Bon  2,157. 12.91
  Income Trust; A                     d         80
16 Putnam US Government    4/27/92 Open/Bon  1,298. 12.87
  Income Trust; B                     d         00
16 Putnam US Government    2/6/95  Open/Bon    7.90 12.91
  Income Trust; M                     d
16 Putnam US Government    4/11/94 Open/Bon    6.10 12.91
  Income Trust; Y                     d
16 Putnam Utilities       11/19/90 Open/Bal  614.30 11.98
  Growth and Income                 anced
  Fund; A
16 Putnam Utilities        4/27/92 Open/Bal  635.60 11.91
  Growth and Income                 anced
  Fund; B
16 Putnam Utilities         33297  Open/Bal    7.90 11.96
  Growth and Income                 anced
  Fund; M
16 Putnam Vista Fund; A    6/3/68  Open/Equ  2,545. 121.6
                                     ity        00     0
16 Putnam Vista Fund; B    3/1/93  Open/Equ  1,197. 11.73
                                     ity        50
17 Putnam Vista Fund; M    12/1/94 Open/Equ   94.40 11.99
                                     ity
17 Putnam Vista Fund; Y    3/28/95 Open/Equ  235.30 12.26
                                     ity
17 Putnam Voyager Fund     4/14/93 Open/Equ  471.60 17.86
  II; A                              ity
17 Putnam Voyager Fund     10/2/95 Open/Equ  433.90 16.71
  II; B                              ity
17 Putnam Voyager Fund     10/2/95 Open/Equ   49.60 17.71
  II; M                              ity
17 Putnam Voyager Fund;    4/1/96  Open/Equ  10,841 18.87
  A                                  ity       .20
17 Putnam Voyager Fund;    4/27/92 Open/Equ  5,528.  7.98
  B                                  ity        80
17 Putnam Voyager Fund;    12/1/94 Open/Equ  204.90 18.60
  M                                  ity
17 Putnam Voyager Fund;    4/1/94  Open/Equ  1,028. 19.08
  Y                                  ity        80
17 Putnam CA Inv GD Muni  11/27/92 Closed/B   70.20 15.24
                                     ond
18 Putnam Convertible      6/29/95 Closed/B  103.50 27.94
  Opportunity and                    ond
  Income Fund
18 Putnam Dividend         9/28/89 Closed/B  124.50 11.51
  Income Fund                        ond
18 Putnam High Income      7/9/87  Closed/B  138.40 10.34
  Convertible and Bond               ond
18 Putnam Intermediate     6/27/88 Closed/B  527.80  8.20
  Government Income                  ond
  Fund
18 Putnam Investment GD   10/26/89 Closed/B  245.60 11.92
  Municipal I                        ond
18 Putnam Investment GD   11/27/92 Closed/B  188.50 14.11
  Municipal II                       ond
18 Putnam Investment GD   11/29/93 Closed/B   52.90 13.22
  Municipal III                      ond
18 Putnam Managed High     6/25/93 Closed/B  109.07 14.53
  Yield                              ond
18 Putnam Managed          2/24/89 Closed/B  627.40 13.70
  Municipal Income Fund              ond
18 Putnam Master Income   12/28/87 Closed/B  488.00  9.19
  Trust                              ond
19 Putnam Master           4/29/88 Closed/B  331.60  8.63
  Intermediate Income                ond
  Fund
19 Putnam Municipal        5/28/93 Closed/B   16.20 21.34
  Opportunity Trust                  ond
19 Putnam NY Investment   11/27/92 Closed/B   39.60 13.90
  GD Municipal                       ond
19 Putnam Premier Income   2/29/88 Closed/B  1,231.  8.78
  Trust                              ond        00
19 Putnam Tax Free Heath   6/29/92 Closed/B  204.00 14.78
  Care Fund                          ond
19 Putnam American         10/2/95 Open/Equ   23.60 12.53
  Renaissance Fund A                 ity
19 Putnam Conv. Opp. and   6/26/95 Closed/B  1,384. 23.01
  Income Trust                       ond        00
19 Putnam Diversified      2/19/95 Open/Bon   46.10  8.61
  Income Trust II A                   d
19 Putnam Diversified      2/19/96 Open/Bon   67.80  8.61
  Income Trust II B                   d
19 Putnam Diversified      2/19/96 Open/Bon    7.40  8.61
  Income Trust II M                   d
20 Putnam Diversified      7/1/96  Open/Bon   19.00 12.45
  Income Trust Y                      d
20 Putnam Equity Fund 97  12/30/96 Open/Equ  2,054.  8.40
                                     ity        00
20 Putnam High Yield       1/1/97  Open/Bon   11.60  8.97
  Total Return Fund A                 d
20 Putnam High Yield       1/1/97  Open/Bon   13.20  8.95
  Total Return Fund B                 d
20 Putnam High Yield       1/1/97  Open/Bon    1.50  8.96
  Total Return Fund M                 d
20 Putnam VT Interl.       1/1/97  Open/Bal   13.30 11.37
  Growth and Income                 anced
20 Putnam VT Interl. New   1/1/97  Open/Equ   96.20 10.22
  Opprotunities                      ity
20 Putnam VT Interl.       1/1/97  Open/Equ  103.80 11.26
  Growth                             ity
20 Putnam Balanced Fund    10/2/95 Open/Bal    2.60 11.45
                                    anced
20 Putnam Emging Mkts Fd   10/2/95 Open/Equ   49.40 10.95
  A                                  ity
21 Putnam Emging Mkts Fd   10/2/95 Open/Equ   38.00 10.89
  B                                  ity
21 Putnam Emging Mkts Fd   10/2/95 Open/Equ    4.00 10.91
  M                                  ity
21 Putnam Global Growth    1/3/95  Open/Equ    2.70 11.69
  and Income Fund                    ity
21 Putnam New Value Fund   1/3/95  Open/Equ  428.90 14.64
  A                                  ity
21 Putnam New Value Fund   2/26/96 Open/Equ  406.50 14.50
  B                                  ity
21 Putnam New Value Fund   2/26/96 Open/Equ   46.70 14.55
  M                                  ity
21 Putnam International    8/1/96  Open/Bal  218.20 10.57
  Growth Income - CLA               anced
21 Putnam International    8/1/96  Open/Bal  223.80 10.52
  Growth Income - CLB               anced
21 Putnam International    8/1/96  Open/Bal   22.10 10.54
  Growth Income - CLM               anced





     Fund List for SR and Semi
     (J)  Miscellaneous
     1.   Election and Removal of Directors
              Directors of Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and By-Laws of Investment Management Company.
     2.   Results of operations
              Officers are elected by the Board of Directors. The Board of Directors may remove any officer without cause.
     3.   Supervision by SEC of Changes in Directors and
     Certain Officers
              Putnam files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of Investment Management Company.
     4. Amendment to the Articles of Organization, Transfer of Business and Other Important Matters.
          a.   Articles of Organization of Investment
               Management Company may be amended, under the General Corporation Law of The Commonwealth of Massachusetts, by appropriate shareholders' vote.
          b. Under the General Corporation Law of The Commonwealth of Massachusetts, transfer of business requires a vote of 2/3 of the stockholders entitled to vote thereon.
          c. Investment Management Company has no direct subsidiaries.
     5.   Litigation, etc.
              There are no known facts, such as legal
          proceedings, which are expected to materially affect the Fund and/or Investment Management Company within the past six-month period preceding the filing of this Registration Statement.

III. OUTLINE OF THE OTHER RELATED COMPANIES

(A) Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)
     (1) Amount of Capital
          U.S.$       24,854,060 (approximately 3 billion Yen) as
of
          the end of August, 1997
     (2)  Description of Business
          Putnam Fiduciary Trust Company is a Massachusetts
          trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to
          mutual funds, including the Fund, since its
          inception and custody services since 1990.
     (3)  Outline of Business Relationship with the Fund
          Putnam Fiduciary Trust Company provides transfer
          agent services, shareholder services and custody
          services to the Fund.
(B)  Putnam Mutual Funds Corp. (the Principal Underwriter)
     (1) Amount of Capital
          U.S.$       48,657,467 (approximately 5.8 billion Yen)
as
          of the end of August, 1997
     (2)  Description of Business
          Putnam Mutual Funds Corp. is the Principal
          Underwriter of the shares of Putnam Funds indluding
          the Fund.
     (3)  Outline of Business Relationship with the Fund
          Putnam Mutual Funds Corp. engages in providing marketing services to the Fund.
(C)  Kokusai Securities Co., Ltd. (Distributor in Japan and
     Agent Securities Company)
     (1)  Amount of Capital
          Yen       55.5 billion as of the end of        August,
1997
     (2)  Description of Business
          KOKUSAI Securities Co., Ltd. is a diversified securities company in Japan. Also, it engages in handling the sales and repurchase of the Fund Units as the Designated Securities Company for the
          investment trust funds of Kokusai        Asset
Management
          Co., Ltd., and as the Underwriting Company and the Agent Securities Company for International Bond
          Index Fund, Fidelity Special Growth Fund, A       CM
          International Healthcare Fund, ACM Global
          Investments, European and Asian Fund,        Keystone
          Small Company Growth Fund (S-4) and Asia Network
          Growth Fund, Korea Sunrise Fund, Keystone Fund of
          the Americas, Keystone Asia Small Cap Fund, Keystone Bond Fund '95, Keystone Bond Fund II '95, Keystone
          Bond Fund III '95, and Keystone Global Trust -
          Keystone Bond Fund IV '95 and as the Underwriting Company for AGF Growth Equity Fund Limited, G.T. Investment Fund, Sci/Tech and
     Morgan Stanley Money Market Family.
     (3) The Company acts as a Distributor in Japan and Agent Securities Company for the Fund in connection with the offering of shares in Japan.
(D)  Capital Relationships
          100% of the shares of Putnam Investment Management, Inc. are held by Putnam Investments. Inc.
(E)  Interlocking Directors and Auditors
          Names and functions of officers of the Fund who also are officers of the related companies are as follows:
                                             (       as of the
filing date)
                                  Investment      Transfer
     Name of Officer    Fund      Management      Agent and
       or Trustee                  Company       Shareholder
                                                Service Agent
     George Putnam   Chairman   Chairman and        None
                     and        Director
                     Trustee
     Charles E.      Executive  Managing            None
     Porter          Vice       Director
                     President
     Patricia C.     Senior     Senior Vice         None
     Flaherty        Vice       President
                     President
     Lawrence J.     Trustee    President and       None
     Lasser          and Vice   CEO
                     President
     Gordon H.       Vice       Senior            Director
     Silver          President  Managing
                                Director
     Gary N. Coburn  Vice       Senior              None
                     President  Managing
                                Director
     Edward H.       Vice       Managing            None
     D'Alelio        President  Director
     William J.      Vice       Managing            None
     Curtin          President  Director
     Rosemary H.     Vice       Senior Vice         None
     Thonsen         President  President

IV.  FINANCIAL CONDITION        OF THE FUND

1.   FINANCIAL STATEMENTS
     [Omitted, in Japanese version, financial statements of the Fund and Japanese translations thereof are incorporated here]
2.   CONDITION OF THE FUND
      (a) Statement of Net Assets

                              (As of the end of August, 1997)
                                    $                    Yen
                                        (in thousands)

     a.  Total Assets              3,808,567,924   454,933,438
     b.  Total Liabilities           105,752,995    12,632,195
     c.   Total Net Assets (a-b)   3,702,814,929   442,301,243
     d.   Total Number of Shares  Class A 133,717,998  Shares
        Outstanding                      Class B
100,095,566 Shares
     Class M  141,312,934 Shares
     e.  Net Asset Value         Class A
9.89      Yen1,181

Class B               9.85             Yen1,177

Class M              9.88             Yen 1,180


3, b. Names of Major

70 Portfolio Securities  2, (Top 30 Holdings)
81
4,
92
 9
       Objects of

   Investment by Putnam
   High Yield Advantage
   Fund are mainly
   securities other than
   shares, except for
   certain preferred
   stock.

 U.S.$
                           Name           Inter  Matur  Par
Acquisit Current
                            of             est    ity  Velue
  ion
   Name of Issue          Countr Kind of   Rate  Date  ($100
Curr   Cost    Value
                             y    Issue    (%)           0)
ency


1. Transamerican Energy   U.S.A. Corporat               78,40 US$
60,583,0 59,388,
   144A                          e Bond                     0
      18     000
2. Cencall Communications U.S.A. Corporat               55,97 US$
21,636,2 47,154,
   Corp.                         e Bond                     0
      92     725
3. Diamond Cable          U.S.A. Corporat               51,77 US$
34,689,5 36,954,
   Communication Co.             e Bond                     5
      91     406
4. Cablevision Systems    U.S.A. Preferre  $11.1
27,273,3 30,591,
   Corp.                         d Stock      25
      99     672
5. Adelphia               U.S.A. Corporat  9 7/8 2007   27,15 US$
26,937,4 27,082,
   Communications Corp.          e Bond                     0
      16     125
   144A
6. Revlon Worldwide Corp. U.S.A. Corporat      0 2001   37,89 US$
24,793,0 26,759,
   144A                          e Bond                     0
      51     813
7. ICG Holdings, Inc.     U.S.A. Corporat      0 2005   34,50 US$
18,807,7 26,478,
                                 e Bond                     0
      49     750
8. Transamerican Energy   U.S.A. Corporat     11 2002   26,59 US$
26,595,0 25,797,
   144A                          e Bond      1/2            5
      00     150
9. Iridium LLC/Capital    U.S.A. Corporat     14 2005   22,64 US$
21,746,3 24,116,
   Corp. 144A                    e Bond                     5
      17     925
10 Tenet Healthcare Corp. U.S.A. Corporat  8 5/8 2007   23,17 US$
23,918,9 23,870,
 .                               e Bond                     5
      26     250
11 First Nationwide       U.S.A. Corporat     10 2003   20,90 US$
22,340,4 22,990,
 . Holdings                      e Bond      5/8            0
      75     000
12 Mesa Operating Co.     U.S.A. Corporat      0 2006   28,38 US$
21,970,1 22,282,
 .                               e Bond                     5
      69     225
13 Viacom International,  U.S.A. Corporat      8 2006   20,75 US$
19,252,6 20,386,
 . Inc.                          e Bond                     0
      56     875
14 Nextel Communications  U.S.A. Preferre    $13
18,325,0 20,020,
 . Inc. 144A                     d Stock
      00     063
15 Midland Funding Corp.  U.S.A. Corporat     11 2005   16,96 US$
16,688,2 19,924,
 .                               e Bond      3/4            5
      66     375





 U.S.$
                           Name           Inter  Matur  Par
Acquisit Current
                            of             est    ity  Value
  ion
   Name of Issue          Countr Kind of   Rate  Date  (US$1
Curr   Cost    Value
                             y   Issue     (%)          000)
ency


16 Sun Healthcare Group   U.S.A. Corporat  9 1/2  2007  18,98 US$
19,066,2 19,454,
 . Inc. 144A                     e Bond                     0
      94     500
17 GST Telecommunicaions, U.S.A. Corporat      0  2005  27,54 US$
15,488,5 18,594,
 . Inc.                          e Bond                     8
      28     900
18 Foxl Liberty Networks  U.S.A. Corporat  8 7/8  2007  18,48 US$
18,480,0 18,249,
 . LLC 144A                      e Bond                     0
      00     000
19 Long Island Lighting   U.S.A. Corporat    8.9  2019  17,20 US$
17,924,7 17,993,
 . Co.                           e Bond                     0
      50     436
20 International          U.S.A. Corporat      0  2006  24,75 US$
14,709,2 17,943,
 . Cabletel, Inc.                e Bond                     0
      38     750
21 Consorcio (MC)         Mexico Corporat      0  2002  19,73 US$
15,386,5 17,904,
 . Holdings                      e Bond                     0
      50     975
22 AMC Entertainment,     U.S.A. Corporat  9 1/2  2009  17,28 US$
17,429,0 17,371,
 . Inc. 144A                     e Bond                     5
      15     425
23 Hyperion               U.S.A. Corporat     12  2004  16,64 US$
16,640,0 17,056,
 . Telecommunications            e Bond      1/4            0
      00     000
24 Worldcom Inc.          U.S.A. Corporat  8 7/8  2006  15,86 US$
16,025,6 16,935,
 .                               e Bond                     5
      25     925
25 Repap New Brunswick    Canada Corporat     10  2005  17,54 US$
17,477,4 16,623,
 .                               e Bond      5/8            5
      50     888
26 Mobile                 U.S.A. Corporat     13  2002  14,75 US$
16,223,1 16,114,
 . Telecommunications            e Bond      1/2            0
      21     375
   Tech.
27 International Semi-    Canada Corporat      0  2003  25,56 US$
14,403,7 16,102,
 . Tech, Corp.                   e Bond                     0
      46     800
28 Australis Media, Ltd.  Austra Unit          0  2003  19,68 US$
14,499,6 15,891,
 .                          lia                             0
      30     600
29 Union Carbide Global   U.S.A. Corporat     12  2005  13,91 US$
15,786,4 15,845,
 . Enterprises                   e Bond                     5
      50     706
30 Florida Coast Paper    U.S.A. Corporat     12  2003  14,65 US$
15,065,3 15,822,
 .                               e Bond      3/4            0
      75     000


 FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY
     [Omitted, in Japanese version, financial statements of the Fund and Japanese translations thereof are incorporated here]

VI.  SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT
     TRUST SECURITIES

V.   SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT
     TRUST SECURITIES

1.   Transfer of the Shares
          The transfer agent for the registered share certificates is Putnam Fiduciary Trust Company, P.O.Box 41203, Providence, RI 02940-1203, U. S. A.
          The Japanese investors who entrust the custody of their shares to a Handling Securities Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
          No fee is chargeable for the transfer of shares.
2.   The Closing Period of the Shareholders' Book
          No provision is made.
3. There isare no annual shareholders' meetings. Special shareholders' meeting shallmay be held from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.
4.   No special privilege is granted to Shareholders.
     The acquisition of Shares by any person may be restricted.

VII. REFERENCE INFORMATION
VI.  MISCELLANEOUS
   1. The following documents concerning the Fund have been filed with the Ministry of Finance of Japan.
          November 15, 1996   Securities Registration
     Statement
          November 22, 1996   Amendment to Securities
     Regiatration Statement
          December 16, 1996   Amendment to Securities
     Regiatration Statement
                         April 15, 1997      Securities
                         Registration Statement/Securities
                         Report (the 2nd term)/Amendment to
                         Securities Registration Statement
                         August 29, 1997     Semi-annual
                         Report (during the 3rd
                         term)/Amendment to Securities
                         Registration Statement
   2.     (1)  The ornamental design is used in cover page of
     the Japanese Prospectus.
     (2)  The following must be set forth in the Prospectus.
     - Outline of the Prospectus will be included at the beginning of the Prospectus, summarizing the content of
     Part I., Information on the securities, "I. Descriptions of the Fund" and "III. Outline of Other Related Companies" in Part II, Information on the Issuer, of the SRS and Agreement of Foreign Securities Transactions Account, and the internal rules of the distributor (i.e.: subscription is accepted until 3:00 p.m. of the day; etc.) in respect of the subscription and payment.
     -    With respect to PART II.   INFORMATION CONCERNING
     ISSUER, I. DESCRIPTION OF THE FUND, 5. STATUS OF INVESTMENT PORTFOLIO ((A) Diversification of Investment Fund, (B) Results of Past Operations) and the entire part of IV. FINANCIAL CONDITIONS OF THE FUND of the SRS, the Prospectus may present the relevant information shown in the graphs in addition to the text and tables of the said information acquired any time after the SRS is filed.
     The Prospectus may also set forth the exchange rates relevant to the Fund.
     (3)  Summarized Preliminary Prospectus will be used.
     - Attached document (Summarized Preliminary Prospectus) will be used pursuant to the below, as the document (Summarized Preliminary Prospectus) as set forth at Item 1.(1)(b), of Article 12 of the Ordinance Concerning the Disclosure of the Content, etc. of the Specified Securities.
        (a) The content of the summarized Preliminary Prospectus may be publicized by leaflets, pamphlets, direct mails (post cards and mails in envelopes) or at newspapers, magazines and other books.
        (b) The layout, quality of papers, priting colour, design etc. of the Summarized Preliminary Prospectus may varyetc. of the Summarized Prelimin ary Prospectus may vary depending on manner of usage. Photos and illustrations set forth in the attached may be used.
        (c) For information of the Fund's achievements, the changes of the net asset value per share and thefluctuation rates since the establishment of the Fund or for the latest 3 months, 6 months, one year, two years, three years or five years may be set out in the figures or graphs. Such information regarding the Fund's achievement may be converted into and presented in yen.










PART III. SPECIAL INFORMATION


Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information which may be of interest to investors. The discussion below is qualified in its entirely by the complete registration statement of the fund and the full text of any referenced statutes and regulations.

I.   Massachusetts Business Trusts

     A.   General Information

          Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

          Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

     B.   Shareholder Liability

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

II.  United States Investment Company Laws and Enforcement

     A.   General

          In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes ant regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

          1.  Investment Company Act of 1940

              The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

          2.  Securities Act of 1933

              The Securities Act of 1933, as amended (the
          "1933 Act"), regulates many sales of securities.
          The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

          3.  Securities Exchange Act of 1934

              The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

          4.  The Internal Revenue Code

              An investment company is an entity subject to federal income taxation under the Internal Revenue Code. However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

          5.  Other laws

              The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

     B.   Outline of the Supervisory Authorities

          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

          1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933
          Act, and the 1934 Act, among others, to the Fund.
          The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

          2. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

     B.   Offering Shares to the Public

          An investment company ("investment company" or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 194o Act; registration of the sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

     C.   Ongoing Requirements

          Under U.S. law, a fund is subject to numerous ongoing requirements, including, but not limited to;

          1. Updating its registration statement if it becomes materially inaccurate or misleading;

          2.  Annual update of its registration statement;

          3. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

          4. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and auditors;

          5.  Maintenance of a code of ethics; and

          6.  Periodic board review of certain fund
          transactions, dividend payments, and payments under a fund's distribution plan.

III. Management of a Fund

     The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

     The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

IV.  Share Information

     A.   Valuation

          Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00) each day the Exchange is open.

     B.   Redemption

          Shareholders may generally sell shares of a fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven says, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

     C.   Transfer agency

          The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

V.   Shareholder Information, Rights and Procedures for the
Exercise of Such Rights

     A.   Voting Rights

          Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

     B.   Dividends

          Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

     C.   Dissolution

          Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares he owns.

     D.   Transferability

          Shares of a fund are typically transferable without restriction.

     E.   Right to Inspection

          Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

VI.  U.S. Tax Matters

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States
Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. In addition, as a Massachusetts business trust, the Fund under present Massachusetts law is not subject to any excise or income taxes in Massachusetts.

     In order to qualify as a "regulated investment company", the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of its assets is invested in the securities of any issuer (other than those of the U.S. Government or other regulated investment companies). In addition, until the start of the Fund's first tax year beginning after August 5, 1997, the Fund must derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock or securities and certain options, futures contracts, forward contracts and foreign currencies) held for less than three months in order to qualify as a regulated investment
company.   In order to receive the favorable tax treatment
accorded regulated investment companies and their shareholders, moreover, the Fund must in general distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year. To satisfy these requirements, the Fund may engage in investment techniques that affect the amount, timing and character of its income and distributions.

     If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

     Distributions from the Fund will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year). One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than18 months ("mid-term gains") and a second, preferred rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of net capital gains will be treated in the hands of shareholders as mid-term gains to the extent designated by the Fund as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the Fund. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Shareholders who are not subject to U.S. federal income tax on their income generally will not have to pay such tax on amounts distributed to them.

     Distributions from capital gains are made after applying any available capital loss carryovers.

     The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund".

     A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

     The sale, exchange or redemption of the Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as mid-term capital gain if the shares have been held for more than12 months but not more than 18 months, and as adjusted net capital gains if the shares been held for more than 18 months. Otherwise the gain on the sale, exchange or redemption of the Fund shares will be treated as short-term capitalgain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term capital loss if the shares have been held for more then 12 months, and otherwise as short-term capital loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     Special tax ruled apply to investments though defined contribution plans and other tax-qualified plans.
Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

     The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect. An individual's taxpayer identification number is his or her social security number.

     The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

VII. Important Participants in Offering of Mutual Fund Shares

     A.   Investment Company

          Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

     B.   Investment Adviser/Administrator

          The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

     C.   Underwriter

          An investment company may appoint one or more principal underwriters for its shares. The activities of such a principally underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

     D.   Transfer Agent

          A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

     E.   Custodian

          A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.


II.  FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

     [Omitted, in Japanese version, financial statements of the Investment Management Company and Japanese translations thereof are incorporated here.]


III. FORM OF FOREIGN INVESTMENT FUND SECURITIES

     Main items to be set forth on the share certificate of the Fund (if issued) are as follows:-

     (1)  Front

     a.   Name of the Fund
     b.   Number of shares represented
     c.   Signatures of the Chairman and Transfer Agent
     d. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

     (2)  Back

     a.   Space for endorsement
     b.   Description concerning delegation of transfer agency


















        AMENDMENT TO SECURITIES REGISTRATION STATEMENT
                          (NAV Sale)




















               PUTNAM HIGH YIELD ADVANTAGE FUND


        AMENDMENT TO SECURITIES REGISTRATION STATEMENT


To:  Minister of Finance


                       Filing Date :  April 15, 1997


Name of the Registrant Trust:      PUTNAM HIGH YIELD ADVANTAGE
                              FUND

Name and Official Title of Trustees:         George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business            Kasumigaseki Building
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building.
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377


                            - ii -



           Public Offering or Sale for Registration


Name of the Fund Making Public    PUTNAM HIGH YIELD ADVANTAGE
                              FUND
Offering or Sale of Foreign Investment
Fund Securities:

Type and Aggregate Amount of       Up to 250 million Class M
                              Shares
Foreign Investment Fund Securities           Up to the total
                              amount aggregating the
to be Publicly Offered or Sold:         amounts calculated by
                              multiplying the respective net
                              asset value per Class M Share by
                              the respective number of Class M
                              Shares in respect of  250
                              million Class M Shares
                                                       (The
                              Maximum amount expected to be
                              sold is 4.6672,455 billion U.S.
                              dollars (Yen50.5296.7 billion).

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l=Yen120.85, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot U.S. Dollar by telegraphic transfer against yen on February 28, l997.



      Places where a copy of this Amendment to Securities
                         Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of sheets of this Securities Registration
      Statement [in Japanese] is 2 including Front Page)



     I.   REASON FOR FILING THIS AMENDMENT TO SECURITIES
     REGISTRATION STATEMENT:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on November 15, 1996 due to the fact that the aforementioned Securities Report was filed today. The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS (the page numbers refer to those of the Japanese original)

Part II.  INFORMATION CONCERNING ISSUER
          (page 3 of the original Japanese SRS)

     The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Securities
     Report:

 Before amendment               After amendment
 [Original Japanese SRS]        [Aforementioned Annual
Securities Report]

                                   I.  DESCRIPTION OF THE
                                   FUNDI.  DESCRIPTION OF
                                   THE FUND (the
                                   aforementioned Japanese
                                   Annual Securities Report,
                                   from page 1 to page 22)

                                   II. OUTLINE OF THE FUND
                                   II. OUTLINE OF THE FUND
                                   (Ditto, from page 23 to
                                   page 57)

                                   III.OUTLINE OF THE OTHER
                                   III.OUTLINE OF THE OTHER
                                       RELATED COMPANIES
                                   RELATED COMPANIES (Ditto,
                                   from page 58 to page 59)

                                   IV. FINANCIAL CONDITIONS
                                   OF  IV. FINANCIAL
                                   CONDITIONS OF
                                       THE FUND     THE
                                   FUND (Ditto, from page 60
                                   to page 141)

                                   V.  SUMMARY OF INFORMATION
                                   VI. SUMMARY OF INFORMATION
                                       CONCERNING THE
                                   EXERCISE OF
                                   CONCERNING THE EXERCISE OF
                                       RIGHTS BY HOLDERS OF
                                   FOREIGN      RIGHTS BY
                                   HOLDERS OF FOREIGN
                                       INVESTMENT FUND
                                   SECURITIES
                                   INVESTMENT FUND SECURITIES
                                               (Ditto, page
                                   165)

VI.  MISCELLANEOUS              VII. REFERENCE INFORMATION
     (Ditto,                              page 165)


        Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1 = Yen120.85, the mean of the exchange rate quotations at The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on February 28, 1997, for convenience.

        Note 2: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

        Note 3:In this Report, "fiscal year" refers to a year from December 1 to November 30 of the following year.

Part III. SPECIAL INFORMATION
          (Ditto, page 182)
     II. FINANCIAL CONDITIONS OF THE INVESTMENT ADVISER AND MANAGEMENT COMPANY of the Original SRS is ammended to to have the same contents as those provided in V. FINANCIAL CONDITIONS OF THE INVESTMENT ADVISER AND MANAGEMENT COMPANY of the aforementioned Securities Report: